Document and Entity Information Document	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Entity Registrant Name	CATERPILLAR FINANCIAL SERVICES CORPORATION
Entity Central Index Key	0000764764
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false

Consolidated Statements of Profit (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Retail finance	$ 1,342		$ 1,291		$ 1,320
Operating lease	860		870		885
Wholesale finance	335		299		205
Other, net	156		185		142
Total revenues	2,693		2,645		2,552
Expenses:
Interest	801		827		917
Depreciation on equipment leased to others	688		690		690
General, operating and administrative	416		405		351
Provision for credit losses	161		176		213
Other	29		34		54
Total expenses	2,095		2,132		2,225
Other income (expense)	(7)		(9)		2
Profit before income taxes	591		504		329
Provision for income taxes	148		111		40
Profit of consolidated companies	443		393		289
Less: Profit attributable to noncontrolling interests	11		15		11
Profit	$ 432	[1]	$ 378	[1]	$ 278	[1]

[1]	Profit attributable to Caterpillar Financial Services Corporation.

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Profit of consolidated companies	$ 443	$ 393	$ 289
Other comprehensive income (loss), net of tax:
Foreign currency translation, net of tax (expense)/benefit	62	(105)	(75)
Derivative financial instruments:
Gains (losses) deferred, net of tax (expense)/benefit	1	(1)	(6)
(Gains) losses reclassified to earnings, net of tax (expense)/benefit	(3)	9	33
Total Other comprehensive income (loss), net of tax	60	(97)	(48)
Comprehensive income (loss)	503	296	241
Less: Comprehensive income attributable to the noncontrolling interests	11	12	13
Comprehensive income (loss) attributable to Caterpillar Financial Services Corporation	$ 492	$ 284	$ 228

Consolidated Statements of Comprehensive Income Parenthetical (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Foreign currency translation, tax	$ 19	$ (24)	$ (73)
Derivative financial instruments:
Gains (losses) deferred, tax	0	0	1
(Gains) losses reclassified to earnings, tax	$ 1	$ (3)	$ (16)

Consolidated Statements of Financial Position (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 2,080	$ 1,176	$ 1,676
Finance receivables (Note 2)
Retail notes receivable	11,111	8,840	8,352
Wholesale notes receivable	4,238	4,368	2,783
Finance leases and installment sale contracts - Retail	13,589	12,436	12,481
Finance leases and installment sale contracts - Wholesale	643	425	459
Total gross finance receivables	29,581	26,069	24,075
Less: Unearned income	(998)	(944)	(969)
Less: Allowance for credit losses	(426)	(369)	(363)
Total net finance receivables	28,157	24,756	22,743
Notes receivable from Caterpillar (Note 12)	360	327	278
Equipment on operating leases, less accumulated depreciation (Note 3)	2,959	2,611	2,711
Deferred and refundable income taxes (Note 10)	115	159	202
Other assets	1,071	1,083	1,142
Total assets	34,742	30,112	28,752
Liabilities and stockholder's equity:
Payable to dealers and others	109	100	105
Payable to Caterpillar - other	85	67	54
Accrued expenses	267	292	303
Income taxes payable	70	60	90
Payable to Caterpillar – borrowings (Note 12)	208	0	600
Short-term borrowings (Note 6)	4,651	3,895	3,852
Current maturities of long-term debt (Note 7)	5,991	5,102	3,430
Long-term debt (Note 7)	19,086	16,529	15,932
Deferred income taxes and other liabilities (Note 10)	552	597	605
Total liabilities	31,019	26,642	24,971
Commitments and contingent liabilities (Note 9)
Common stock - $1 par value Authorized: 2,000 shares; Issued and outstanding: one share (at paid-in amount)	745	745	745
Additional paid-in capital	2	2	2
Retained earnings	2,694	2,512	2,734
Accumulated other comprehensive income/(loss)	176	116	217
Noncontrolling interests	106	95	83
Total stockholder's equity	3,723	3,470	3,781
Total liabilities and stockholder's equity	$ 34,742	$ 30,112	$ 28,752

Consolidated Statements of Financial Position Parenthetical (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liabilities and Stockholders' Equity [Abstract]
Common stock - par value	$ 1	$ 1	$ 1
Common stock - authorized	2,000	2,000	2,000
Common stock - issued	1	1	1
Common stock - outstanding	1	1	1

Consolidated Statements of Changes in Stockholder's Equity (USD $) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income/(loss)	Noncontrolling interests
Balance at Dec. 31, 2009 (Before adjustment)	$ 4,143	$ 745	$ 2	$ 3,062	$ 264	$ 70
Balance (Restatement adjustment) (Cumulative-Effect Adjustment, Consolidation of Variable Interest Entity)	(3)			(6)	3	0
Balance at Dec. 31, 2009	4,140	745	2	3,056	267	70
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profit of consolidated companies	289			278		11
Dividend paid to Cat Inc.	(600)			(600)
Foreign currency transalation, net of tax	(75)				(77)	2
Derivative financial instruments, net of tax	27				27
Balance at Dec. 31, 2010	3,781	745	2	2,734	217	83
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profit of consolidated companies	393			378		15
Dividend paid to Cat Inc.	(600)			(600)
Foreign currency transalation, net of tax	(105)				(109)	4
Change in ownership for noncontrolling interests	(7)					(7)
Derivative financial instruments, net of tax	8				8
Balance at Dec. 31, 2011	3,470	745	2	2,512	116	95
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Profit of consolidated companies	443			432		11
Dividend paid to Cat Inc.	(250)			(250)
Foreign currency transalation, net of tax	62				62	0
Derivative financial instruments, net of tax	(2)				(2)
Balance at Dec. 31, 2012	$ 3,723	$ 745	$ 2	$ 2,694	$ 176	$ 106

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Profit of consolidated companies	$ 443	$ 393	$ 289
Adjustments for non-cash items:
Depreciation and amortization	707	710	715
Amortization of receivables purchase discount	(241)	(212)	(139)
Provision for credit losses	161	176	213
Gain on sales of receivables	(3)	(4)	0
Other, net	(4)	(66)	(189)
Changes in assets and liabilities:
Receivables from others	(22)	16	44
Other receivables/payables with Caterpillar	15	(8)	20
Payable to dealers and others	(34)	2	(16)
Accrued interest payable	(13)	(17)	(26)
Accrued expenses and other liabilities, net	(15)	(49)	4
Income taxes payable	48	34	(80)
Payments on interest rate swaps	(4)	(2)	(1)
Net cash provided by operating activities	1,038	973	834
Cash flows from investing activities:
Capital expenditures for equipment on operating leases and other capital expenditures	(1,660)	(1,190)	(959)
Proceeds from disposals of equipment	875	1,161	1,383
Additions to finance receivables	(18,754)	(17,058)	(11,807)
Collections of finance receivables	14,789	15,259	11,999
Net changes in Caterpillar purchased receivables	250	(1,164)	(590)
Proceeds from sales of receivables	144	207	16
Net change in variable lending to Caterpillar	(32)	55	(43)
Additions to other notes receivable with Caterpillar	(107)	(184)	(136)
Collections on other notes receivable with Caterpillar	103	77	1,005
Restricted cash and cash equivalents activity, net	45	27	74
Other, net	(4)	6	29
Net cash (used in) provided by investing activities	(4,351)	(2,804)	971
Cash flows from financing activities:
Net change in variable lending from Caterpillar	203	0	(26)
Proceeds from borrowings with Caterpillar	0	0	600
Payments on borrowings with Caterpillar	0	(600)	0
Proceeds from debt issued (original maturities greater than three months)	13,806	10,873	8,108
Payments on debt issued (original maturities greater than three months)	(9,935)	(8,277)	(11,055)
Short-term borrowings, net (original maturities three months or less)	480	(97)	370
Dividend paid to Caterpillar	(250)	(600)	(600)
Acquisition of noncontrolling interest	0	(7)	0
Net cash provided by (used in) financing activities	4,304	1,292	(2,603)
Effect of exchange rate changes on cash and cash equivalents	(87)	39	(62)
Increase/(decrease) in cash and cash equivalents	904	(500)	(860)
Cash and cash equivalents at beginning of period	1,176	1,676	2,536
Cash and cash equivalents at end of period	2,080	1,176	1,676
Cash paid for interest	797	823	917
Cash paid for taxes	$ 101	$ 96	$ 72
Non-cash activity			Non-cash activity: On January 1, 2010, we adopted the provisions of the new consolidation of variable-interest entities accounting guidance, which resulted in the consolidation of qualifying special purpose entities related to our asset-backed securitization program which had previously been recorded off-balance sheet. Please refer to Note 2C.
Cash and cash equivalents policy	All short-term investments, which consist primarily of highly liquid investments with original maturities of three months or less, are considered to be cash equivalents.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. Nature of operations

Caterpillar Financial Services Corporation, a Delaware corporation organized in 1981 (together with its subsidiaries, "Cat Financial," "the Company," "we" and "our"), is a wholly-owned finance subsidiary of Caterpillar Inc. (together with its other subsidiaries, "Caterpillar" or "Cat").  Our primary business is to provide retail and wholesale financing alternatives for Caterpillar products to customers and dealers around the world.  Retail financing is primarily comprised of financing of Caterpillar equipment, machinery and engines.  In addition, we also provide financing for vehicles, power generation facilities and marine vessels that, in most cases, incorporate Caterpillar products.  We also provide wholesale financing to Caterpillar dealers and purchase short-term receivables from Caterpillar.

B. Basis of consolidation

The consolidated financial statements include the accounts of Cat Financial.  Investments in companies that are owned 20 percent to 50 percent or are less than 20 percent owned and for which we have significant influence are accounted for by the equity method.  Investments in companies that are less than 20 percent owned and for which we do not have significant influence are accounted for by the cost method.  All material intercompany balances have been eliminated.

We consolidate all variable-interest entities (VIEs) where we are the primary beneficiary.  For VIEs, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIEs.  The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.  We adopted the consolidation of variable-interest entities guidance issued in June 2009 effective January 1, 2010.  Please refer to Note 9 for more information.

Certain amounts for prior periods have been reclassified to conform to the current period financial statement presentation. The investing activities on the Consolidated Statements of Cash Flows have additions and collections related to Caterpillar purchased receivables presented on a net basis. These receivables have short durations with a high turnover rate. The total cash flows for investing activities have not changed.

The Provision for income taxes for the year ended 2011 has been reduced by $15 million for the cumulative correction of immaterial errors in deferred taxes related to prior periods.  Based upon our evaluation of relevant factors related to this matter, we concluded that the uncorrected adjustments in our previously issued consolidated financial statements for any of the periods affected are immaterial and that the impact of recording the cumulative correction in 2011 was not material to our earnings for the full year ending December 31, 2011.

We have revised previously reported cash flows from operating and financing activities for the years ended December 31, 2012, 2011 and 2010 to correct the treatment of interest payments on certain bank borrowings.  Cash provided by operating activities decreased from the amounts previously reported by $57 million, $53 million and $50 million for the years ended December 31, 2012, 2011 and 2010 and cash provided by financing activities increased by the same amount.  Management has concluded that the impact was not material to any quarterly or annual period.

In addition, we have revised previously reported amounts for impaired loans and finance leases (See Notes 2 and 11) and guarantees (See Note 9).

C. Recognition of earned income

•
Retail finance revenue on finance leases and installment sale contracts is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on retail notes is recognized based on the daily balance of retail receivables outstanding and the applicable effective interest rate.

•	Operating lease revenue is recorded on a straight-line basis in the period earned over the life of the contract.

•
Wholesale finance revenue on installment sale contracts and finance leases related to financing dealer inventory and rental fleets is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on wholesale notes is recognized based on the daily balance of wholesale receivables outstanding and the applicable effective interest rate.

•	Loan origination and commitment fees are deferred and amortized to revenue using the interest method over the life of the finance receivables.

Recognition of income is suspended when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed.  Cash receipts on impaired finance receivables are first recorded against the receivable and then to any unrecognized income.  A finance receivable is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan or finance lease. We consider a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.

Revenues are presented net of sales and other related taxes.

D. Depreciation

Depreciation for equipment on operating leases is recognized using the straight-line method over the lease term, typically one to seven years.  The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term.

E. Residual values

The residuals for leases classified as operating leases are included in Equipment on operating leases.  The residuals for leases classified as capital leases, in accordance with lease accounting, are included in finance leases and installment sale contracts.

During the term of the leases, residual amounts are monitored.  If estimated market values reflect a non-temporary impairment due to economic factors, obsolescence or other adverse circumstances, the residuals are adjusted to the lower estimated values by a charge to earnings.  For equipment on operating leases, the charge is recognized through depreciation expense.  For finance leases, it is recognized through a reduction of finance revenue.

F. Debt issuance costs

Debt issuance costs are capitalized and amortized to Interest expense over the contractual term of the debt issue.

G. Derivative financial instruments

Our earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates and interest rates.  Our Risk Management Policy allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate and interest rate exposures and not for the purpose of creating speculative positions.  Derivatives that we use are primarily foreign currency forward and option contracts, cross currency contracts and interest rate swaps.  All derivatives are recorded at fair value.  See Note 8 for additional information.

H. Allowance for credit losses

The Allowance for credit losses is evaluated on a regular basis and adjusted based upon management's best estimate of probable losses inherent in our finance receivables.  Uncollectible receivable balances, including accrued interest, are written off against the Allowance for credit losses when the underlying collateral is repossessed or when we determine that it is probable that the receivable balance is uncollectible.  Subsequent recoveries, if any, are credited to the Allowance for credit losses when received.

I. Income taxes

The Provision for income taxes is determined using the asset and liability approach.  Tax laws require items to be included in tax filings at different times than the items are reflected in the financial statements.  A current liability is recognized for the estimated taxes payable for the current year.  Deferred taxes represent the future tax consequences expected to occur when the reported amounts of assets and liabilities are recovered or paid.  Deferred taxes are adjusted for enacted changes in tax rates and tax laws.  Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

When applicable, we combine certain of our income tax filings with those of Caterpillar.  In such instances, we pay to or receive from Caterpillar our allocated share of income taxes or credits, in accordance with our tax sharing agreement with Caterpillar.

J. Foreign currency translation

Assets and liabilities of foreign subsidiaries (the majority of which use the local currency as their functional currency) are translated at current exchange rates.  The effects of translation adjustments are reported as a separate component of Accumulated other comprehensive income entitled "Foreign currency translation."  Gains and losses resulting from the remeasurement of foreign currency amounts to functional currency are included in Other income (expense) on the Consolidated Statements of Profit.

K. Use of estimates in the preparation of financial statements

The preparation of financial statements, in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts.  Significant estimates include the Allowance for credit losses, residual values for leased assets, income taxes and the assumptions used to determine the fair value of derivatives. Actual results may differ from these estimates.

L. New accounting pronouncements

Disclosures about the credit quality of financing receivables and the allowance for credit losses – In July 2010, the Financial Accounting Standards Board (FASB) issued accounting guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.  The guidance expands disclosures for the allowance for credit losses and financing receivables by requiring entities to disclose information at disaggregated levels.  It also requires disclosure of credit quality indicators, past due information and modifications of financing receivables.  Also, in April 2011, the FASB issued guidance clarifying when a restructuring of a receivable should be considered a troubled debt restructuring by providing additional guidance for determining whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties.  For end of period balances, the new disclosures were effective December 31, 2010 and did not have a material impact on our financial statements.  For activity during a reporting period, the disclosures were effective January 1, 2011 and did not have a material impact on our financial statements.  The disclosures related to modifications of financing receivables, as well as the guidance clarifying when a restructured receivable should be considered a troubled debt restructuring were effective July 1, 2011 and did not have a material impact on our financial statements.  See Note 2B for additional information.

Presentation of comprehensive income – In June 2011, the FASB issued accounting guidance on the presentation of comprehensive income.  The guidance provides two options for presenting net income and other comprehensive income.  The total of comprehensive income, the components of net income, and the components of other comprehensive income may be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements.  We elected to present two separate statements. This guidance was effective January 1, 2012.

Disclosures about offsetting assets and liabilities – In December 2011, the FASB issued accounting guidance on disclosures about offsetting assets and liabilities. The guidance requires entities to disclose both gross and net information about instruments and transactions that are offset in the statement of financial position, as well as instruments and transactions that are subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued guidance clarifying the scope of the disclosures to apply only to derivatives, including bifurcated embedded derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. This guidance was effective January 1, 2013, with retrospective application required. Accordingly, prior period disclosure has been added for comparison and is reported in Note 8. The adoption of this guidance did not have a material impact on our financial statements.

Reporting of amounts reclassified out of accumulated other comprehensive income – In February 2013, the FASB issued accounting guidance on the reporting of reclassifications out of accumulated other comprehensive income.  The guidance requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income if the amount is reclassified to net income in its entirety in the same reporting period.  For other amounts not required to be reclassified in their entirety to net income in the same reporting period, a cross reference to other disclosures that provide additional detail about the reclassification amounts is required.  This guidance is effective January 1, 2013. We do not expect the adoption to have a material impact on our financial statements.

M. Accumulated other comprehensive income/(loss)

Comprehensive income/(loss) and its components are presented in the Consolidated Statements of Comprehensive Income.  Accumulated other comprehensive income/(loss), net of tax, included in the Consolidated Statements of Changes in Stockholder's Equity, consisted of the following as of:

(Millions of dollars)
	December 31,
	2012	2011	2010
Foreign currency translation	$184	$122	$231
Derivative financial instruments	(8)	(6)	(14)
Total Accumulated other comprehensive income/(loss)	$176	$116	$217

Financing Activities	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Financing Activities
FINANCING ACTIVITIES
A. Contractual Maturities of Finance Receivables

The contractual maturities and future scheduled payments of outstanding receivables, as of December 31, 2012, were:

(Millions of dollars)
Amounts due in	Retail Installment Sale Contracts	Wholesale Installment Sale Contracts	Retail Finance Leases	Wholesale Finance Leases	Retail Notes	Wholesale Notes	Total
2013	$1,931	$286	$3,239	$103	$4,069	$3,873	$13,501
2014	1,440	13	2,180	66	1,837	166	5,702
2015	961	8	1,252	48	1,715	180	4,164
2016	491	3	618	25	1,175	13	2,325
2017	183	—	249	6	1,454	6	1,898
Thereafter	31	—	125	—	861	—	1,017
	5,037	310	7,663	248	11,111	4,238	28,607
Guaranteed residual value	—	—	420	57	—	—	477
Unguaranteed residual value	—	—	469	28	—	—	497
Less: Unearned income	(74)	—	(772)	(25)	(87)	(40)	(998)
Total	$4,963	$310	$7,780	$308	$11,024	$4,198	$28,583
Less: Allowance for credit losses							(426)
Total net finance receivables							$28,157

Receivables generally may be repaid or refinanced without penalty prior to contractual maturity, and we also sell receivables.  Accordingly, this presentation should not be regarded as a forecast of future cash collections.
B. Credit Quality of Financing Receivables and Allowance for Credit Losses

We apply a systematic methodology to determine the Allowance for credit losses for finance receivables.  Based upon our analysis of credit losses and risk factors, our portfolio segments are as follows:

•	Customer - Finance receivables with retail customers.

•	Dealer - Finance receivables with Caterpillar dealers.

•	Caterpillar Purchased Receivables - Trade receivables purchased from Caterpillar entities.

We further evaluate our portfolio segments by the class of finance receivables, which is defined as a level of information (below a portfolio segment) in which the finance receivables have the same initial measurement attribute and a similar method for assessing and monitoring credit risk.  Typically, our finance receivables within a geographic area have similar credit risk profiles and methods for assessing and monitoring credit risk.  Our classes, which align with management reporting for credit losses, are as follows:

•	North America - Finance receivables originated in the United States or Canada.

•	Europe - Finance receivables originated in Europe, Africa, Middle East and the Commonwealth of Independent
States.

•	Asia/Pacific - Finance receivables originated in Australia, New Zealand, China, Japan, South Korea and Southeast
Asia.

•	Mining - Finance receivables related to large mining customers worldwide.

•	Latin America - Finance receivables originated in Central and South American countries and Mexico.

•	Caterpillar Power Finance - Finance receivables related to marine vessels with Caterpillar engines worldwide and
Caterpillar electrical power generation, gas compression and co-generation systems and non-Caterpillar equipment that is powered by these systems worldwide.

Impaired loans and finance leases
For all classes, a loan or finance lease is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan or finance lease.  Loans and finance leases reviewed for impairment include loans and finance leases that are past due, non-performing or in bankruptcy. Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed. Cash receipts on impaired loans or finance leases are recorded against the receivable and then to any unrecognized income.

During the second quarter of 2013, we changed the classification of certain loans and finance leases previously reported as impaired.  While these loans and finance leases had been incorrectly reported as impaired, the related allowance for these loans and finance leases was appropriately measured; therefore, this change had no impact on the Allowance for credit losses.  The impact of incorrectly reporting these loans and finance leases as impaired was not considered material to previously issued financial statements; however, prior period impaired loan and finance lease balances reported in Notes 2 and 11 have been revised.

There were no impaired loans or finance leases as of December 31, 2012, 2011 and 2010, for the Dealer and Caterpillar Purchased Receivables portfolio segments.  The average recorded investment for impaired loans and finance leases for the Caterpillar Purchased Receivables portfolio segment was zero during 2012, 2011 and 2010.  The average recorded investment for impaired loans and finance leases for the Dealer portfolio segment was zero during 2012 and 2011 and $6 million during 2010, all of which was in the Europe finance receivable class.

Individually impaired loans and finance leases for the Customer portfolio segment were as follows:

(Millions of dollars)
	As of December 31, 2012			As of December 31, 2011
Impaired Loans and Finance Leases With No Allowance Recorded	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment(1)	Unpaid Principal Balance(1)	Related Allowance
Customer
North America	$28	$27	$—	$83	$80	$—
Europe	45	45	—	47	46	—
Asia/Pacific	2	2	—	4	4	—
Mining	1	1	—	8	8	—
Latin America	7	7	—	9	9	—
Caterpillar Power Finance	295	295	—	175	170	—
Total	$378	$377	$—	$326	$317	$—
Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$25	$23	$7	$23	$20	$6
Europe	28	26	11	22	21	8
Asia/Pacific	19	19	4	9	9	3
Mining	—	—	—	—	—	—
Latin America	30	30	8	19	19	4
Caterpillar Power Finance	113	109	24	85	85	13
Total	$215	$207	$54	$158	$154	$34
Total Impaired Loans and Finance Leases
Customer
North America	$53	$50	$7	$106	$100	$6
Europe	73	71	11	69	67	8
Asia/Pacific	21	21	4	13	13	3
Mining	1	1	—	8	8	—
Latin America	37	37	8	28	28	4
Caterpillar Power Finance	408	404	24	260	255	13
Total	$593	$584	$54	$484	$471	$34

(1) Amounts previously disclosed have been revised due to immaterial errors.

(Millions of dollars)
	As of December 31, 2010
Impaired Loans and Finance Leases With No Allowance Recorded	Recorded Investment	Unpaid Principal Balance	Related Allowance
Customer
North America	$87	$87	$—
Europe	6	4	—
Asia/Pacific	5	5	—
Mining	8	8	—
Latin America	3	3	—
Caterpillar Power Finance	174	174	—
Total	$283	$281	$—
Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$53	$51	$16
Europe	26	22	6
Asia/Pacific	12	12	3
Mining	—	—	—
Latin America	10	10	2
Caterpillar Power Finance	12	12	2
Total	$113	$107	$29
Total Impaired Loans and Finance Leases
Customer
North America	$140	$138	$16
Europe	32	26	6
Asia/Pacific	17	17	3
Mining	8	8	—
Latin America	13	13	2
Caterpillar Power Finance	186	186	2
Total	$396	$388	$29

(Millions of dollars)
	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Impaired Loans and Finance Leases With No Allowance Recorded	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment(1)	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Customer
North America	$50	$3	$91	$4	$39	$2
Europe	45	1	11	—	7	—
Asia/Pacific	3	—	5	—	6	—
Mining	8	—	8	1	3	—
Latin America	6	—	9	1	5	—
Caterpillar Power Finance	220	2	221	6	92	—
Total	$332	$6	$345	$12	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$25	$1	$56	$2	$66	$3
Europe	27	1	20	—	21	1
Asia/Pacific	15	1	11	1	16	1
Mining	—	—	—	—	6	1
Latin America	27	2	11	—	5	—
Caterpillar Power Finance	94	—	61	—	6	—
Total	$188	$5	$159	$3	$120	$6

Total Impaired Loans and Finance Leases
Customer
North America	$75	$4	$147	$6	$105	$5
Europe	72	2	31	—	28	1
Asia/Pacific	18	1	16	1	22	1
Mining	8	—	8	1	9	1
Latin America	33	2	20	1	10	—
Caterpillar Power Finance	314	2	282	6	98	—
Total	$520	$11	$504	$15	$272	$8

(1) Amounts previously disclosed have been revised due to immaterial errors.

Non-accrual and past due loans and finance leases
For all classes, we consider a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.  Recognition of income is suspended and the loan or finance lease is placed on non-accrual status when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or in instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the loan or finance lease becomes contractually current and/or collection doubts are removed.

As of December 31, 2012, 2011 and 2010, there were no loans or finance leases on non-accrual status for the Dealer or Caterpillar Purchased Receivables portfolio segments.

The investment in customer loans and finance leases on non-accrual status as of December 31, was as follows:

(Millions of dollars)
	2012	2011	2010
Customer
North America	$59	$112	$217
Europe	38	58	89
Asia/Pacific	36	24	24
Mining	12	12	7
Latin America	148	108	139
Caterpillar Power Finance	220	158	163
Total	$513	$472	$639

Aging related to loans and finance leases was as follows:

(Millions of dollars)
	December 31, 2012
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$35	$8	$52	$95	$5,889	$5,984	$—
Europe	23	9	36	68	2,487	2,555	6
Asia/Pacific	53	19	54	126	3,354	3,480	18
Mining	—	1	12	13	1,960	1,973	—
Latin America	62	19	138	219	2,500	2,719	—
Caterpillar Power Finance	15	14	126	155	3,017	3,172	4
Dealer
North America	—	—	—	—	2,931	2,931	—
Europe	—	—	—	—	652	652	—
Asia/Pacific	—	—	—	—	945	945	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	1,057	1,057	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Caterpillar Purchased Receivables
North America	17	3	2	22	1,334	1,356	2
Europe	1	—	—	1	331	332	—
Asia/Pacific	—	—	—	—	868	868	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	547	547	—
Caterpillar Power Finance	—	—	1	1	10	11	1
Total	$206	$73	$421	$700	$27,883	$28,583	$31

(Millions of dollars)
	December 31, 2011
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$75	$39	$111	$225	$5,448	$5,673	$9
Europe	27	11	57	95	2,129	2,224	10
Asia/Pacific	48	23	38	109	3,102	3,211	14
Mining	—	—	12	12	1,473	1,485	—
Latin America	32	15	99	146	2,339	2,485	—
Caterpillar Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	2	2	2,412	2,414	2
Europe	—	—	—	—	334	334	—
Asia/Pacific	—	—	—	—	516	516	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	709	709	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Caterpillar Purchased Receivables
North America	25	4	6	35	1,801	1,836	6
Europe	3	—	—	3	399	402	—
Asia/Pacific	—	—	—	—	465	465	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	422	422	—
Caterpillar Power Finance	—	—	—	—	29	29	—
Total	$224	$108	$450	$782	$24,343	$25,125	$66

(Millions of dollars)
	December 31, 2010
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia/Pacific	63	17	37	117	2,537	2,654	12
Mining	—	—	—	—	875	875	—
Latin America	44	16	144	204	2,222	2,426	1
Caterpillar Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,993	1,993	—
Europe	—	—	—	—	344	344	—
Asia/Pacific	—	—	—	—	296	296	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	659	659	—
Caterpillar Power Finance	—	—	—	—	19	19	—
Caterpillar Purchased Receivables
North America	3	1	1	5	1,285	1,290	1
Europe	1	—	—	1	109	110	—
Asia/Pacific	—	—	—	—	204	204	—
Mining	—	—	—	—	11	11	—
Latin America	—	—	—	—	173	173	—
Caterpillar Power Finance	3	—	—	3	24	27	—
Total	$298	$107	$570	$975	$22,131	$23,106	$92

Allowance for credit losses

In estimating the Allowance for credit losses, we review loans and finance leases that are past due, non-performing or in bankruptcy. An analysis of the Allowance for credit losses was as follows:

(Millions of dollars)
	December 31, 2012
Allowance for Credit Losses:	Customer	Dealer	Caterpillar Purchased Receivables	Total
Balance at beginning of year	$360	$6	$3	$369
Receivables written off	(149)	—	—	(149)
Recoveries on receivables previously written off	47	—	—	47
Provision for credit losses	157	3	—	160
Adjustment due to sale of receivables	(2)	—	—	(2)
Foreign currency translation adjustment	1	—	—	1
Balance at end of year	$414	$9	$3	$426

Individually evaluated for impairment	$54	$—	$—	$54
Collectively evaluated for impairment	360	9	3	372
Ending Balance	$414	$9	$3	$426

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$593	$—	$—	$593
Collectively evaluated for impairment	19,290	5,586	3,114	27,990
Ending Balance	$19,883	$5,586	$3,114	$28,583

(Millions of dollars)
	December 31, 2011
Allowance for Credit Losses:	Customer	Dealer	Caterpillar Purchased Receivables	Total
Balance at beginning of year	$357	$5	$1	$363
Receivables written off	(210)	—	—	(210)
Recoveries on receivables previously written off	52	—	—	52
Provision for credit losses	167	1	2	170
Adjustment due to sale of receivables	(3)	—	—	(3)
Foreign currency translation adjustment	(3)	—	—	(3)
Balance at end of year	$360	$6	$3	$369

Individually evaluated for impairment	$34	$—	$—	$34
Collectively evaluated for impairment	326	6	3	335
Ending Balance	$360	$6	$3	$369

Recorded Investment in Finance Receivables(1):
Individually evaluated for impairment	$484	$—	$—	$484
Collectively evaluated for impairment	17,514	3,973	3,154	24,641
Ending Balance	$17,998	$3,973	$3,154	$25,125

(1) Amounts previously disclosed for the customer segment have been revised due to immaterial errors.

(Millions of dollars)
Allowance for Credit Losses:			December 31, 2010
Balance at beginning of year			$377
Adjustment to adopt consolidation of variable-interest entities			18
Receivables written off			(288)
Recoveries on receivables previously written off			51
Provision for credit losses			205
Adjustment due to sale of receivables			—
Foreign currency translation adjustment			—
Balance at end of year			$363

Allowance for credit losses as a percent of finance receivables, net of unearned income			1.57%

	December 31, 2010
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Individually evaluated for impairment	$29	$—	$—	$29
Collectively evaluated for impairment	328	5	1	334
Ending Balance	$357	$5	$1	$363

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$396	$—	$—	$396
Collectively evaluated for impairment	17,584	3,311	1,815	22,710
Ending Balance	$17,980	$3,311	$1,815	$23,106

Credit quality of finance receivables
The credit quality of finance receivables is reviewed on a monthly basis.  Credit quality indicators include performing and non-performing.  Non-performing is defined as finance receivables currently over 120 days past due and/or on non-accrual status or in bankruptcy.  Finance receivables not meeting the criteria listed above are considered performing.  Non-performing receivables have the highest probability for credit loss.  The Allowance for credit losses attributable to non-performing receivables is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, we estimate the current fair market value of the collateral. In addition, consideration is given to credit enhancements such as additional collateral and contractual third-party guarantees in determining the Allowance for credit losses attributable to non-performing receivables.

The recorded investment in performing and non-performing finance receivables was as follows:

(Millions of dollars)
	December 31, 2012
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Performing
North America	$5,925	$2,931	$1,356	$10,212
Europe	2,517	652	332	3,501
Asia/Pacific	3,444	945	868	5,257
Mining	1,961	1	—	1,962
Latin America	2,571	1,057	547	4,175
Caterpillar Power Finance	2,952	—	11	2,963
Total Performing	$19,370	$5,586	$3,114	$28,070
Non-Performing
North America	$59	$—	$—	$59
Europe	38	—	—	38
Asia/Pacific	36	—	—	36
Mining	12	—	—	12
Latin America	148	—	—	148
Caterpillar Power Finance	220	—	—	220
Total Non-Performing	$513	$—	$—	$513
Total Performing and Non-Performing
North America	$5,984	$2,931	$1,356	$10,271
Europe	2,555	652	332	3,539
Asia/Pacific	3,480	945	868	5,293
Mining	1,973	1	—	1,974
Latin America	2,719	1,057	547	4,323
Caterpillar Power Finance	3,172	—	11	3,183
Total	$19,883	$5,586	$3,114	$28,583

(Millions of dollars)
	December 31, 2011
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Performing
North America	$5,561	$2,414	$1,836	$9,811
Europe	2,166	334	402	2,902
Asia/Pacific	3,187	516	465	4,168
Mining	1,473	—	—	1,473
Latin America	2,377	709	422	3,508
Caterpillar Power Finance	2,762	—	29	2,791
Total Performing	$17,526	$3,973	$3,154	$24,653
Non-Performing
North America	$112	$—	$—	$112
Europe	58	—	—	58
Asia/Pacific	24	—	—	24
Mining	12	—	—	12
Latin America	108	—	—	108
Caterpillar Power Finance	158	—	—	158
Total Non-Performing	$472	$—	$—	$472
Total Performing and Non-Performing
North America	$5,673	$2,414	$1,836	$9,923
Europe	2,224	334	402	2,960
Asia/Pacific	3,211	516	465	4,192
Mining	1,485	—	—	1,485
Latin America	2,485	709	422	3,616
Caterpillar Power Finance	2,920	—	29	2,949
Total	$17,998	$3,973	$3,154	$25,125

(Millions of dollars)
	December 31, 2010
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Performing
North America	$6,231	$1,993	$1,290	$9,514
Europe	2,421	344	110	2,875
Asia/Pacific	2,630	296	204	3,130
Mining	868	—	11	879
Latin America	2,287	659	173	3,119
Caterpillar Power Finance	2,904	19	27	2,950
Total Performing	$17,341	$3,311	$1,815	$22,467
Non-Performing
North America	$217	$—	$—	$217
Europe	89	—	—	89
Asia/Pacific	24	—	—	24
Mining	7	—	—	7
Latin America	139	—	—	139
Caterpillar Power Finance	163	—	—	163
Total Non-Performing	$639	$—	$—	$639
Total Performing and Non-Performing
North America	$6,448	$1,993	$1,290	$9,731
Europe	2,510	344	110	2,964
Asia/Pacific	2,654	296	204	3,154
Mining	875	—	11	886
Latin America	2,426	659	173	3,258
Caterpillar Power Finance	3,067	19	27	3,113
Total	$17,980	$3,311	$1,815	$23,106

Troubled Debt Restructurings
A restructuring of a loan or finance lease receivable constitutes a troubled debt restructuring (TDR) when the lender grants a concession it would not otherwise consider to a borrower experiencing financial difficulties. Concessions granted may include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the Allowance for credit losses.  The Allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, we estimate the current fair market value of the collateral. In addition, consideration is given to credit enhancements such as additional collateral and contractual third-party guarantees in determining the Allowance for credit losses attributable to TDRs.

There were no loans or finance lease receivables modified as TDRs during the years ended December 31, 2012 and 2011 for the Dealer or Caterpillar Purchased Receivables portfolio segments.

Loan and finance lease receivables in the customer portfolio segment modified as TDRs during the years ended December 31, 2012 and 2011, were as follows:

(Dollars in millions)
	Year Ended December 31, 2012			Year Ended December 31, 2011
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	98	$15	$15	71	$13	$13
Europe(1)	21	8	8	7	44	44
Asia/Pacific	12	3	3	—	—	—
Mining	—	—	—	—	—	—
Latin America	41	5	5	12	10	10
Caterpillar Power Finance(2)(3)	27	253	253	35	117	117
Total(4)	199	$284	$284	125	$184	$184

(1) One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.
(2) Ten customers comprise $248 million of the $253 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2012. Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.
(3) During the years ended December 31, 2012 and 2011, $24 million and $15 million, respectively, of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR.  The $24 million and $15 million of additional funds are not reflected in the tables above as no incremental modifications have been made with the borrower during the periods presented.  At December 31, 2012, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $1 million.
(4) Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

TDRs in the customer portfolio segment with a payment default during the years ended December 31, 2012 and 2011, which had been modified within twelve months prior to the default date, were as follows:

(Dollars in millions)
	Year Ended December 31, 2012		Year Ended December 31, 2011
	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	49	$4	48	$26
Europe	—	—	1	1
Asia/Pacific	2	1	—	—
Mining	—	—	—	—
Latin America	—	—	7	4
Caterpillar Power Finance(1)	16	21	14	70
Total	67	$26	70	$101

(1) Two customers comprise $19 million of the $21 million post-TDR recorded investment for the year ended December 31, 2012. Two customers comprise $65 million of the $70 million post-TDR recorded investment for the year ended December 31, 2011.
C. Transfers of Receivables

Securitized Retail Installment Sale Contracts and Finance Leases
We have periodically transferred certain finance receivables relating to our retail installment sale contracts and finance leases to special purpose entities (SPEs) as part of our asset-backed securitization program. These SPEs were concluded to be VIEs. We determined that we were the primary beneficiary based on our power to direct activities through our role as servicer and our obligation to absorb losses and right to receive benefits and therefore consolidated these securitization SPEs.
On April 25, 2011, we exercised a cleanup call on our only outstanding asset-backed securitization transaction.  As a result, we had no assets or liabilities related to our securitization program as of December 31, 2012 or 2011. The restricted assets (Finance leases and installment sale contracts - Retail, Unearned income, Allowance for credit losses and Other assets) of the consolidated SPE totaled $136 million as of December 31, 2010. The liabilities (Accrued expenses and Current maturities of long-term debt) of the consolidated SPE totaled $73 million as of December 31, 2010.
Off-Balance Sheet Managed Assets
Certain finance receivables and equipment on operating leases are sold to third parties with limited or no recourse to us to mitigate the concentration of credit risk with certain customers and are generally accounted for as sales. In 2012, 2011 and 2010, we received $206 million, $207 million and $16 million, respectively, of cash proceeds and recognized pre-tax gains of $3 million, $4 million and zero, respectively, from the sale of such assets.  We typically maintain servicing responsibilities for these third-party assets, which totaled $291 million, $235 million and $225 million as of December 31, 2012, 2011 and 2010, respectively.  Because we do not receive a servicing fee for these assets, a servicing liability is recorded.  As of December 31, 2012, 2011 and 2010, these liabilities were not material.

Total off-balance sheet managed assets as of December 31 were as follows:

(Millions of dollars)
	2012	2011	2010

Retail finance leases	$116	$133	$109
Retail installment sale contracts	66	48	73
Operating leases	60	15	36
Retail notes receivable	49	39	7
Total off-balance sheet managed assets	$291	$235	$225

None of the receivables that are directly or indirectly sold or transferred to third parties in any of the foregoing transactions are available to pay our creditors.
D. Purchase of Trade Receivables from Caterpillar Entities

We purchase trade receivables from Caterpillar entities at a discount. The discount is an estimate of the amount of financing revenue that would be earned at a market rate on these trade receivables over their expected life.  The discount is amortized into revenue on an effective yield basis over the life of the receivables and recognized as Wholesale finance revenue.  For the years ended December 31, 2012, 2011 and 2010, amortized discounts for the trade receivables were $241 million, $212 million and $139 million, respectively.  In the Consolidated Statements of Cash Flows, collection of the discount is included in investing activities as the receivables are collected.

Equipment on Operating Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Equipment on Operating Leases
EQUIPMENT ON OPERATING LEASES

Components of equipment on operating leases, less accumulated depreciation as of December 31, were as follows:

(Millions of dollars)
	2012	2011	2010
Equipment on operating leases, at cost	$4,410	$4,082	$4,241
Less: Accumulated depreciation	(1,451)	(1,471)	(1,530)
Equipment on operating leases, net	$2,959	$2,611	$2,711

At December 31, 2012, scheduled minimum rental payments for operating leases were as follows:

2013	2014	2015	2016	2017	Thereafter	Total
$754	$523	$318	$172	$63	$19	$1,849

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
CONCENTRATION OF CREDIT RISK

Financial instruments with potential credit risk consist primarily of finance receivables. Additionally, to a lesser extent, we have potential credit risk associated with counterparties to derivative contracts.

As of December 31, 2012, 2011 and 2010, receivables from customers in construction-related industries made up approximately one-third of our total portfolio.  As of December 31, 2012 and 2011, approximately 40 percent of construction-related receivables related to customers in North America.  As of December 31, 2010, approximately 45 percent of construction-related receivables related to customers in North America.  No single customer or dealer represented a significant concentration of credit risk.  We typically maintain a security interest in retail financed equipment and require physical damage insurance coverage on all financed equipment.  See Note 14 for further information concerning business segments.

Regarding our derivative instruments, collateral is not generally required of the counterparties or of us.  We generally enter into International Swaps and Derivatives Association (ISDA) master netting agreements, which permit the net settlement of amounts owed.  Our exposure to credit loss in the event of nonperformance by the counterparties is limited to only those gains that we have recorded, but for which we have not yet received cash payment.  The master netting agreements reduce the amount of loss the Company would incur should the counterparties fail to meet their obligations.  As of December 31, 2012, 2011 and 2010, the maximum exposure to credit loss was $306 million, $342 million and $318 million, respectively, before the application of any master netting agreements.  See Note 8 for further information concerning derivatives.

Credit Commitments	12 Months Ended
Dec. 31, 2012
Credit Commitments
Credit Commitments
CREDIT COMMITMENTS

Revolving credit facilities
We have three global credit facilities with a syndicate of banks totaling $10.00 billion (Credit Facility) available in the aggregate to both Caterpillar and us for general liquidity purposes.  Based on management's allocation decision, which can be revised from time to time, the portion of the Credit Facility available to us as of December 31, 2012 was $7.25 billion.

•	The 364-day facility of $3.00 billion (of which $2.18 billion is available to us) expires in September 2013.

•	The 2010 four-year facility, as amended, of $2.60 billion (of which $1.88 billion is available to us) expires in September 2015.

•	The 2011 five-year facility, as amended, of $4.40 billion (of which $3.19 billion is available to us) expires in September 2017.

At December 31, 2012, Caterpillar’s consolidated net worth was $24.50 billion, which was above the $9.00 billion required under the Credit Facility.  The consolidated net worth is defined in the Credit Facility as the consolidated stockholder’s equity including preferred stock but excluding the pension and other postretirement benefits balance within Accumulated other comprehensive income/(loss).

At December 31, 2012, our covenant interest coverage ratio was 1.70 to 1.  This is above the 1.15 to 1 minimum ratio calculated as (1) profit excluding income taxes, interest expense and net gain/(loss) from interest rate derivatives to (2) interest expense calculated at the end of each calendar quarter for the rolling four quarter period then most recently ended, required by the Credit Facility.

In addition, at December 31, 2012, our six-month covenant leverage ratio was 8.70 to 1 and our year-end covenant leverage ratio was 8.74 to 1.  This is below the maximum ratio of debt to net worth of 10 to 1, calculated (1) on a monthly basis as the average of the leverage ratios determined on the last day of each of the six preceding calendar months and (2) at each December 31, required by the Credit Facility.

In the event either Caterpillar or we do not meet one or more of our respective financial covenants under the Credit Facility in the future (and are unable to obtain a consent or waiver), the bank group may terminate the commitments allocated to the party that does not meet its covenants.  Additionally, in such event, certain of our other lenders under other loan agreements where similar financial covenants or cross default provisions are applicable, may, at their election, choose to pursue remedies under those loan agreements, including accelerating the repayment of outstanding borrowings.  At December 31, 2012, there were no borrowings under the Credit Facility.

Bank borrowings
Credit lines with banks as of December 31, 2012 totaled $4.40 billion.  These committed and uncommitted credit lines, which may be eligible for renewal at various future dates or have no specified expiration date, are used primarily by our non-U.S. subsidiaries for local funding requirements.  The remaining available credit commitments may be withdrawn any time at the lenders' discretion.  As of December 31, 2012, we had $2.02 billion outstanding against these credit lines compared with $2.11 billion as of December 31, 2011, and were in compliance with all debt covenants under these credit lines.

Variable denomination floating rate demand notes
We obtain funding from the sale of variable denomination floating rate demand notes, which may be redeemed at any time at the option of the holder without any material restriction.  We do not hold reserves to fund the payment of the demand notes.  The notes are offered on a continuous basis by prospectus only.

Notes receivable from/payable to Caterpillar
Under our variable amount lending agreements and other notes receivable with Caterpillar, we may borrow up to $2.45 billion from Caterpillar, and Caterpillar may borrow up to $1.66 billion from us.  The agreements are in effect for indefinite periods of time and may be changed or terminated by either party with 30 days notice.  We had notes receivable of $360 million and notes payable of $208 million outstanding under these agreements as of December 31, 2012, compared with notes receivable of $327 million as of December 31, 2011.

Committed credit facility
In addition, during the first quarter of 2011, we extended a $2 billion committed credit facility to Caterpillar, which expires in February 2019.  We receive a fee from Caterpillar based on amounts drawn under the credit facility and a commitment fee for the undrawn amounts under the credit facility.  At December 31, 2012, there were no borrowings under this credit facility.

Short-Term Borrowings	12 Months Ended
Dec. 31, 2012
Short-term Debt [Abstract]
Short-Term Borrowings
SHORT-TERM BORROWINGS

Short-term borrowings outstanding as of December 31, were comprised of the following:

(Millions of dollars)
	2012		2011		2010
	Balance	Avg. Rate	Balance	Avg. Rate	Balance	Avg. Rate
Commercial paper, net	$3,654	0.6%	$2,818	1.0%	$2,710	1.5%
Bank borrowings	418	5.6%	527	7.3%	479	4.9%
Variable denomination floating rate demand notes	579	0.8%	550	0.9%	663	1.1%
Total	$4,651		$3,895		$3,852

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Long-Term Debt
LONG-TERM DEBT

During 2012, we issued $8.03 billion of medium-term notes, of which $6.58 billion were at fixed interest rates and $1.45 billion were at floating interest rates, primarily indexed to LIBOR.  At December 31, 2012, the outstanding medium-term notes had remaining maturities ranging up to 10 years.

Long-term debt outstanding as of December 31, was comprised of the following:

(Millions of dollars)
	2012		2011		2010
	Balance	Avg. Rate	Balance	Avg. Rate	Balance	Avg. Rate
Medium-term notes	$23,488	3.2%	$20,058	3.9%	$17,690	4.6%
Unamortized discount	(13)		(10)		(9)
Medium-term notes, net	23,475		20,048		17,681
Bank borrowings	1,602	4.1%	1,583	3.7%	1,603	3.8%
Secured borrowings	—		—		78	4.9%
Total	$25,077		$21,631		$19,362

 Long-term debt outstanding as of December 31, 2012, matures as follows:

(Millions of dollars)

2013	$5,991
2014	6,559
2015	4,648
2016	2,027
2017	2,693
Thereafter	3,159
Total	$25,077

Derivative Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Risk Management
DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

Our earnings and cash flow are subject to fluctuations due to changes in foreign currency exchange rates and interest rates.  Our Risk Management Policy (policy) allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate and interest rate exposures.  Our policy specifies that derivatives are not to be used for speculative purposes.  Derivatives that we use are primarily foreign currency forward and option contracts, cross currency contracts and interest rate swaps.  Our derivative activities are subject to the management, direction and control of our senior financial officers.  Risk management practices, including the use of financial derivative instruments, are presented to the Audit Committee of the Caterpillar Inc. Board of Directors at least annually.

All derivatives are recognized on the Consolidated Statements of Financial Position at their fair value.  On the date the derivative contract is entered into, we designate the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), (2) a hedge of a forecasted transaction or the cash flow variability associated with variable-rate debt (cash flow hedge) or (3) an undesignated instrument.  Changes in the fair value of a derivative that is qualified, designated and highly effective as a fair value hedge, along with the gain or loss on the hedged recognized asset or liability that is attributable to the hedged risk, are recorded in current earnings.  Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in Accumulated other comprehensive income (loss) (AOCI) on the Consolidated Statements of Financial Position until they are reclassified to earnings in the same period or periods during which the hedged transaction affects earnings.  Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in current earnings.  Cash flow from designated derivative financial instruments is classified within the same category as the item being hedged on the Consolidated Statements of Cash Flows.  Cash flow from undesignated derivative financial instruments is included in the investing category on the Consolidated Statements of Cash Flows.

We formally document all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.  This process includes linking all derivatives that are designated as fair value hedges to specific assets and liabilities on the Consolidated Statements of Financial Position and linking cash flow hedges to specific forecasted transactions or variability of cash flow.

We also formally assess, both at the hedge’s inception and on an ongoing basis, whether the designated derivatives that are used in hedging transactions are highly effective in offsetting changes in fair value or cash flow of hedged items.  When a derivative is determined not to be highly effective as a hedge or the underlying hedged transaction is no longer probable, we discontinue hedge accounting prospectively, in accordance with derecognition criteria for hedge accounting.

Foreign Currency Exchange Rate Risk
In managing foreign currency risk, our objective is to minimize earnings volatility resulting from conversion, and the remeasurement of net foreign currency balance sheet positions and future transactions denominated in foreign currencies.  Our policy allows the use of foreign currency forward, option, and cross currency contracts to offset the risk of currency mismatch between our receivables and debt, and exchange rate risk associated with future transactions denominated in foreign currencies.  Substantially all such foreign currency forward, option and cross currency contracts are undesignated.

Interest Rate Risk
Interest rate movements create a degree of risk by affecting the amount of our interest payments and the value of our fixed-rate debt.  Our practice is to use interest rate swaps to manage our exposure to interest rate changes and, in some cases, to lower the cost of borrowed funds.

We have a match-funding policy that addresses interest rate risk by aligning the interest rate profile (fixed or floating rate) of our debt portfolio with the interest rate profile of our receivables portfolio within predetermined ranges on an ongoing basis.  In connection with that policy, we use interest rate derivative instruments to modify the debt structure to match assets within the receivables portfolio.  This matched funding reduces the volatility of margins between interest-bearing assets and interest-bearing liabilities, regardless of which direction interest rates move.

Our policy allows us to use fixed-to-floating, floating-to-fixed and floating-to-floating interest rate swaps to meet the match-funding objective.  We designate fixed-to-floating interest rate swaps as fair value hedges to protect debt against changes in fair value due to changes in the benchmark interest rate.  We designate most floating-to-fixed interest rate swaps as cash flow hedges to protect against the variability of cash flows due to changes in the benchmark interest rate.

As of December 31, 2012, $3 million of deferred net losses, net of tax, included in equity (AOCI in the Consolidated Statements of Financial Position), related to our floating-to-fixed interest rate swaps, are expected to be reclassified to Interest expense over the next twelve months.  The actual amount recorded in Interest expense will vary based on interest rates at the time the hedged transactions impact earnings.

We have, at certain times, liquidated fixed-to-floating interest rate swaps that resulted in deferred gains at the time of liquidation.  The deferred gains associated with these interest rate swaps are included in Long-term debt in the Consolidated Statements of Financial Position and are being amortized to Interest expense over the remaining term of the previously designated hedged item.

The location and fair value of derivative instruments reported in the Consolidated Statements of Financial Position were as follows:

(Millions of dollars)
		Asset (Liability) Fair Value
		December 31,
	Consolidated Statements of Financial Position Location	2012	2011	2010
Designated derivatives
Interest rate contracts	Other assets	$226	$248	$211
Interest rate contracts	Accrued expenses	(8)	(6)	(18)
		$218	$242	$193
Undesignated derivatives
Foreign exchange contracts	Other assets	$10	$7	$6
Foreign exchange contracts	Accrued expenses	(5)	(16)	(9)
Cross currency contracts	Accrued expenses	(1)	—	—
Interest rate contracts	Other assets	2	—	—
Interest rate contracts	Accrued expenses	(1)	(1)	(1)
		$5	$(10)	$(4)

For the years ended December 31, 2012, 2011 and 2010, the deferred gains (losses) recorded in AOCI on the Consolidated Statements of Changes in Stockholder’s Equity associated with our cash flow interest rate contract hedges were as follows:

(Millions of dollars)
Balance as of December 31, 2011, net of tax of $3	$(6)
Gains (losses) deferred during the year, net of tax of $-	1
(Gains) losses reclassified to earnings, net of tax of $(1)	(3)
Balance as of December 31, 2012, net of tax of $4	$(8)

(Millions of dollars)
Balance as of December 31, 2010, net of tax of $6	$(14)
Gains (losses) deferred during the year, net of tax of $-	(1)
(Gains) losses reclassified to earnings, net of tax of $3	9
Balance as of December 31, 2011, net of tax of $3	$(6)

(Millions of dollars)
Balance as of December 31, 2009, net of tax of $21	$(41)
Gains (losses) deferred during the year, net of tax of $1	(6)
(Gains) losses reclassified to earnings, net of tax of $16	33
Balance as of December 31, 2010, net of tax of $6	$(14)

The effect of derivatives designated as hedging instruments on the Consolidated Statements of Profit was as follows:

Fair Value Hedges
(Millions of dollars)
		Year Ended December 31, 2012
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$(20)	$36

		Year Ended December 31, 2011
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$39	$(44)

		Year Ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$107	$(98)

Cash Flow Hedges
(Millions of dollars)
		Year Ended December 31, 2012
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$4	$—
Interest rate contracts	Other income (expense)	—	(1)
		$4	$(1)

		Year Ended December 31, 2011
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$(12)	$—
Interest rate contracts	Other income (expense)	—	(2)
		$(12)	$(2)

		Year Ended December 31, 2010
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$(49)	$—
Interest rate contracts	Other income (expense)	—	(1)
		$(49)	$(1)

The effect of derivatives not designated as hedging instruments on the Consolidated Statements of Profit was as follows for the years ended December 31:

Undesignated Derivatives
(Millions of dollars)
	Classification of Gains (Losses)	2012	2011	2010
Foreign exchange contracts	Other income (expense)	$7	$(15)	$16
Cross currency contracts	Other income (expense)	(1)	—	—
Interest rate contracts	Other income (expense)	—	—	2
		$6	$(15)	$18

Balance sheet offsetting
We enter into International Swaps and Derivatives Association (ISDA) master netting agreements that permit the net settlement of amounts owed under their respective derivative contracts. Under these master netting agreements, net settlement generally permits us or the counterparty to determine the net amount payable for contracts due on the same date and in the same currency for similar types of derivative transactions. The master netting agreements generally also provide for net settlement of all outstanding contracts with a counterparty in the case of an event of default or a termination event.

Collateral is generally not required of the counterparties or us under the master netting agreements. As of December 31, 2012, 2011 and 2010, no cash collateral was received or pledged under the master netting agreements.

The effect of the net settlement provisions of the master netting agreements on our derivative balances upon an event of default or a termination event is as follows:

Offsetting of Derivative Assets and Liabilities
(Millions of dollars)
	December 31, 2012	December 31, 2011	December 31, 2010
Derivative Assets
Gross Amount of Recognized Assets	$238	$255	$217
Gross Amounts Offset	—	—	—
Net Amount of Assets(1)	238	255	217
Gross Amounts Not Offset
Financial Instruments	(12)	(11)	(26)
Cash Collateral Received	—	—	—
Net Amount	$226	$244	$191

Derivative Liabilities
Gross Amount of Recognized Liabilities	$(15)	$(23)	$(28)
Gross Amounts Offset	—	—	—
Net Amount of Liabilities(1)	(15)	(23)	(28)
Gross Amounts Not Offset
Financial Instruments	12	11	26
Cash Collateral Received	—	—	—
Net Amount	$(3)	$(12)	$(2)

(1) As presented in the Consolidated Statements of Financial Position.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
COMMITMENTS AND CONTINGENT LIABILITIES
We provide loan guarantees to third-party lenders for financing associated with machinery purchased by customers.  These guarantees have varying terms and are secured by the machinery being financed.  In addition, we participate in standby letters of credit issued to third parties on behalf of our customers.  These standby letters of credit have varying terms and beneficiaries and are secured by customer assets.

We provided a limited indemnity to a third-party bank resulting from the assignment of certain leases to that bank.  The indemnity was for the possibility that the insurers of these leases would become insolvent.  The indemnity expired December 15, 2012.

No loss has been experienced or is anticipated under any of these guarantees.  At December 31, 2012, 2011 and 2010, the related liability was $2 million, $2 million and $3 million, respectively.  The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees was as follows:

(Millions of dollars)
	2012	2011	2010
Guarantees with customers (1)	$61	$69	$79
Limited indemnity	—	11	17
Total guarantees	$61	$80	$96

(1) Amounts have been revised to remove guarantees of consolidated subsidiary debt previously reported.

We provide guarantees to repurchase certain loans of Caterpillar dealers from a special purpose corporation (SPC) that qualifies as a VIE (see Note 1B for additional information regarding the accounting guidance on the consolidation of VIEs).  The purpose of the SPC is to provide short-term working capital loans to Caterpillar dealers.  This SPC issues commercial paper and uses the proceeds to fund its loan program.  We have a loan purchase agreement with the SPC that obligates us to purchase certain loans that are not paid at maturity.  We receive a fee for providing this guarantee, which provides a source of liquidity for the SPC.  We are the primary beneficiary of the SPC as our guarantees result in us having both the power to direct the activities that most significantly impact the SPC's economic performance and the obligation to absorb losses, and therefore we have consolidated the financial statements of the SPC.  As of December 31, 2012, 2011 and 2010, the SPC’s assets of $927 million, $586 million and $365 million, respectively, are primarily comprised of loans to dealers, which are included in Retail notes receivable in the Consolidated Statements of Financial Position, and the SPC's liabilities of $927 million, $586 million and $365 million, respectively, are primarily comprised of commercial paper, which is included in Short-term borrowings in the Consolidated Statements of Financial Position.  The assets of the SPC are not available to pay our creditors. We may be obligated to perform under the guarantee if the SPC experiences losses. No loss has been experienced or is anticipated under this loan purchase agreement.

We are party to agreements in the normal course of business with selected customers and Caterpillar dealers in which we commit to provide a set dollar amount of financing on a pre-approved basis.  We also provide lines of credit to selected customers and Caterpillar dealers, of which a portion remains unused as of the end of the period.  Commitments and lines of credit generally have fixed expiration dates or other termination clauses.  It has been our experience that not all commitments and lines of credit will be used.  Management applies the same credit policies when making commitments and granting lines of credit as it does for any other financing.  We do not require collateral for these commitments/lines, but if credit is extended, collateral may be required upon funding.  As of December 31, 2012, 2011 and 2010, the amount of the unused commitments and lines of credit for dealers was $10.97 billion, $6.60 billion and $6.58 billion, respectively.  As of December 31, 2012, 2011 and 2010, the amount of the unused commitments and lines of credit for customers was $4.69 billion, $2.79 billion and $2.61 billion, respectively.
We are involved in unresolved legal actions that arise in the normal course of business.  The majority of these unresolved actions involve claims to recover collateral, claims pursuant to customer bankruptcies and the pursuit of deficiency amounts.  Although it is not possible to predict with certainty the outcome of our unresolved legal actions, we believe that these unresolved legal actions will neither individually nor in the aggregate have a material adverse effect on our consolidated financial position, liquidity or results of operations.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

The components of Profit before income taxes for the years ended December 31, were as follows:

(Millions of dollars)
	2012	2011	2010
U.S.	$38	$49	$(50)
Non-U.S.	553	455	379
Total	$591	$504	$329

Profit (loss) before income taxes, as shown above, is based on the location of the entity to which such earnings are attributable.  Where an entity’s earnings are subject to taxation, however, may not correlate solely to where an entity is located.  Thus, the income tax provision shown below as U.S. or non-U.S. may not correspond to the earnings shown above.

The components of the Provision for income taxes were as follows for the years ended December 31:

(Millions of dollars)
	2012	2011	2010
Current income tax provision (benefit):
U.S.	$14	$(14)	$(43)
Non-U.S.	179	164	109
State (U.S.)	(2)	2	(1)
	191	152	65

Deferred income tax provision (benefit):
U.S.	(13)	(5)	(8)
Non-U.S.	(27)	(32)	(14)
State (U.S.)	(3)	(4)	(3)
	(43)	(41)	(25)

Total Provision for income taxes	$148	$111	$40

Current income tax provision is the amount of income taxes reported or expected to be reported on our income tax returns.  Under our tax sharing agreement with Caterpillar, we have paid to or received from (or will pay to or will receive from) Caterpillar, our allocated share of certain income tax liabilities or benefits.

The actual Provision for income taxes differs from the Provision for income taxes that would result from applying the U.S. statutory rate to Profit before income taxes for the years ended December 31, for the reasons set forth in the following reconciliation:

(Millions of dollars)
	2012		2011		2010
Taxes computed at U.S. statutory rates	$207	35.0%	$176	35.0%	$115	35.0%
(Decreases) increases in taxes resulting from:
State Income Tax, net of Federal Tax	(3)	(0.5)%	(1)	(0.2)%	(2)	(0.6)%
Prior Year Non-U.S. tax and interest adjustment – Refund Claim	—	—%	—	—%	(10)	(3.0)%
Prior Year Non-U.S. tax and interest adjustment – Other	—	—%	(15)	(3.0)%	(12)	(3.6)%
Subsidiaries' results subject to tax rates other than U.S. statutory rates	(50)	(8.6)%	(46)	(9.1)%	(47)	(14.2)%
Other, net	(6)	(1.0)%	(3)	(0.6)%	(4)	(1.2)%
Provision for income taxes	$148	24.9%	$111	22.1%	$40	12.4%

The prior year Non-U.S. tax and interest adjustment recorded in 2011 of $15 million relates to a cumulative correction of immaterial errors in deferred tax amounts reported in prior periods in various non-U.S. tax jurisdictions.

The prior year Non-U.S. tax and interest adjustment recorded in 2010 of $22 million includes a benefit of $10 million from an income tax refund claim related to a prior year return and a tax benefit of $12 million related to the true-up of estimated amounts used in the 2009 tax provision to the returns as filed in other non-U.S. tax jurisdictions.

We have recorded income tax expense at U.S. tax rates on all profits, except for undistributed profits of non-U.S. subsidiaries, which are considered indefinitely reinvested.  Determination of the amount of unrecognized deferred income tax liability related to indefinitely reinvested profits is not feasible.

Accounting for income taxes under generally accepted accounting principles in the United States of America requires individual tax-paying entities of the Company to offset deferred income tax assets and liabilities within each particular tax jurisdiction and present them as a single amount in the Consolidated Statements of Financial Position.  Amounts in different tax jurisdictions cannot be offset against each other.  The amounts of deferred income taxes at December 31, included in the following lines in our Consolidated Statements of Financial Position were:

(Millions of dollars)
	2012	2011	2010
Assets:
Deferred and refundable income taxes	$104	$84	$85
Liabilities:
Deferred income taxes and other liabilities	(539)	(584)	(594)
Deferred income taxes, net	$(435)	$(500)	$(509)

Differences between accounting rules and income tax laws cause differences between the bases of certain assets and liabilities for financial reporting and income tax purposes.  The income tax effects of these differences, to the extent they are temporary, are recorded as deferred income tax assets and liabilities netted by tax jurisdiction and taxpayer.

Our consolidated deferred income taxes consisted of the following components as of December 31:

(Millions of dollars)
	2012	2011	2010
Deferred tax assets:
Allowance for credit losses	$156	$114	$91
Tax credit carryforwards	—	13	24
Net operating loss carryforwards	59	69	92
	215	196	207

Deferred income tax liabilities (primarily lease basis differences)	(468)	(494)	(539)

Valuation allowance for deferred income tax assets	(9)	(9)	(8)

Deferred income tax on translation adjustment	(173)	(193)	(169)

Deferred income taxes, net	$(435)	$(500)	$(509)

As of December 31, 2012, amounts and expiration dates of net operating loss (NOL) carryforwards in various U.S. state taxing jurisdictions were:

(Millions of dollars)
2013	2014	2015	2016	2017-2031	Total
$—	$—	$—	$—	$205	$205

The gross deferred income tax asset associated with these NOL carryforwards is $16 million as of December 31, 2012, partially offset by a valuation allowance of $5 million.  The valuation allowance indicates the loss carryforwards are likely to expire prior to utilization.

In some U.S. state income tax jurisdictions, we join with other Caterpillar entities in filing combined income tax returns.  In other U.S. state income tax jurisdictions, we file on a separate, stand-alone basis.

As of December 31, 2012, amounts and expiration dates of NOL carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)
2013	2014	2015	2016	2017-2027	Unlimited	Total
$—	$3	$4	$1	$46	$134	$188

Valuation allowances totaling $4 million have been recorded at certain non-U.S. subsidiaries that have not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred income tax assets.

A reconciliation of the beginning and ending amounts of gross unrecognized income tax benefits for uncertain income tax positions, including positions impacting only the timing of income tax benefits was as follows:

(Millions of dollars)
	2012	2011	2010
Reconciliation of unrecognized income tax benefits(1):
Balance at beginning of year	$—	$7	$7
Additions for income tax positions related to prior year	2	—	—
Reductions for income tax positions related to prior year	—	(7)	—
Balance at end of year	$2	$—	$7

Amount that, if recognized, would impact the effective tax rate	$2	$—	$2

(1) Foreign currency translation amounts are included within each line as applicable.

We classify interest and penalties on income taxes as a component of the Provision for income taxes.  During the year ended December 31, 2012, we recognized a benefit of $5 million in interest and penalties.  During the years ended December 31, 2011 and 2010, we recognized a benefit of less than $1 million and an expense of less than $1 million, respectively.  As of December 31, 2012, 2011 and 2010, the total amount of accrued interest and penalties was less than $1 million, $5 million and $5 million, respectively.

It is reasonably possible that the amount of unrecognized income tax benefits will change in the next 12 months.  The U.S. Internal Revenue Service (IRS) is currently examining U.S. tax returns for 2007 to 2009. In 2012 we reached a settlement with the IRS for tax years 2000 to 2006, which resulted in an immaterial favorable impact in our 2012 financial results.   In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on our financial position, liquidity or results of operations.

In our major non-U.S. jurisdictions, tax years are typically subject to examination for three to six years.

Fair Value Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures
FAIR VALUE DISCLOSURES

A. Fair Value Measurements

The guidance on fair value measurements defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  This guidance also specifies a fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions.  In accordance with this guidance, fair value measurements are classified under the following hierarchy:

•	Level 1 – Quoted prices for identical instruments in active markets.

•
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

•	Level 3 – Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

When available, we use quoted market prices to determine fair value, and we classify such measurements within Level 1. In some cases where market prices are not available, we make use of observable market-based inputs to calculate fair value, in which case the measurements are classified within Level 2.  If quoted or observable market prices are not available, fair value is based upon internally developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates.  These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation.  A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

Fair value measurement includes the consideration of nonperformance risk.  Nonperformance risk refers to the risk that an obligation (either by a counterparty or us) will not be fulfilled.  For financial assets traded in an active market (Level 1), the nonperformance risk is included in the market price.  For certain other financial assets and liabilities (Level 2 and 3), our fair value calculations have been adjusted accordingly.

Derivative financial instruments
The fair value of interest rate swap derivatives is primarily based on standard industry accepted models that utilize the appropriate market-based forward swap curves and zero-coupon interest rates to determine discounted cash flows.  The fair value of foreign currency forward and cross currency contracts is based on a standard industry accepted valuation model that discounts cash flows resulting from the differential between the contract price and the market-based forward rate.

Guarantees
The fair value of guarantees is based on our estimate of the premium a market participant would require to issue the same guarantee in a stand-alone, arms-length transaction with an unrelated party.  If quoted or observable market prices are not available, fair value is based upon internally developed models that utilize current market-based assumptions.

Assets and liabilities measured on a recurring basis at fair value included in our Consolidated Statements of Financial Position are summarized below:

(Millions of dollars)
	December 31, 2012
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$223	$—	$223
Total Assets	$—	$223	$—	$223
Liabilities
Guarantees	$—	$—	$2	$2
Total Liabilities	$—	$—	$2	$2

	December 31, 2011
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$232	$—	$232
Total Assets	$—	$232	$—	$232
Liabilities
Guarantees	$—	$—	$2	$2
Total Liabilities	$—	$—	$2	$2

	December 31, 2010
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$189	$—	$189
Total Assets	$—	$189	$—	$189
Liabilities
Guarantees	$—	$—	$3	$3
Total Liabilities	$—	$—	$3	$3

Below are roll-forwards of assets and liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2012, 2011 and 2010.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions of a marketplace participant.

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance as of December 31, 2009	$102	$4
Adjustment to adopt consolidation of variable-interest entities	(102)	—
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance as of December 31, 2010	$—	$3
Issuance of guarantees	—	4
Expiration of guarantees	—	(5)
Balance as of December 31, 2011	$—	$2
Issuance of guarantees	—	2
Expiration of guarantees	—	(2)
Balance as of December 31, 2012	$—	$2

Impaired loans
In addition to the amounts above, our impaired loans are subject to measurement at fair value on a nonrecurring basis. A loan is considered impaired when management determines that collection of contractual amounts due is not probable. In these cases, an Allowance for credit losses may be established based primarily on the fair value of associated collateral. As the collateral's fair value is based on observable market prices and/or current appraised values, the impaired loans are classified as Level 2 measurements. We had impaired loans carried at the fair value of the underlying collateral value of $117 million, $96 million and $58 million as of December 31, 2012, 2011 and 2010, respectively.

B. Fair Values of Financial Instruments

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed in the Fair Value Measurements section above, we used the following methods and assumptions to estimate the fair value of our financial instruments.

Cash and cash equivalents – carrying amount approximated fair value.

Finance receivables, net – fair value was estimated by discounting the future cash flows using current rates representative of receivables with similar remaining maturities.

Restricted cash and cash equivalents – carrying amount approximated fair value.

Short-term borrowings – carrying amount approximated fair value.

Long-term debt – fair value for fixed and floating-rate debt was estimated based on quoted market prices.

Please refer to the table below for the fair values of our financial instruments.

(Millions of dollars)	2012		2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Fair Value Levels	Reference
Cash and cash equivalents	$2,080	$2,080	$1,176	$1,176	$1,676	$1,676	1
Foreign currency contracts:
In a receivable position	$10	$10	$7	$7	$6	$6	2	Note 8
In a payable position	$(5)	$(5)	$(16)	$(16)	$(9)	$(9)	2	Note 8
Cross currency contracts	$(1)	$(1)	$—	$—	$—	$—	2	Note 8
Finance receivables, net (excluding finance leases(1))	$20,189	$20,079	$17,431	$17,172	$15,444	$15,311	2	Note 2
Restricted cash and cash equivalents(2)	$19	$19	$64	$64	$91	$91	1
Short-term borrowings	$(4,651)	$(4,651)	$(3,895)	$(3,895)	$(3,852)	$(3,852)	1	Note 6
Long-term debt	$(25,077)	$(26,063)	$(21,631)	$(22,674)	$(19,362)	$(20,364)	2	Note 7
Interest rate swaps:
In a net receivable position	$228	$228	$248	$248	$211	$211	2	Note 8
In a net payable position	$(9)	$(9)	$(7)	$(7)	$(19)	$(19)	2	Note 8
Guarantees	$(2)	$(2)	$(2)	$(2)	$(3)	$(3)	3	Note 9

(1) As of December 31, 2012, 2011 and 2010, represents finance leases with a net carrying value of $7,968 million, $7,325 million and $7,299 million, respectively.
(2) Included in Other assets in the Consolidated Statements of Financial Position.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions with Related Parties
TRANSACTIONS WITH RELATED PARTIES

We have a Support Agreement with Caterpillar, which provides that Caterpillar will (1) remain, directly or indirectly, our sole owner; (2) cause us to maintain a tangible net worth of at least $20 million and (3) ensure that we maintain a ratio of profit before income taxes and interest expense to interest expense (as defined by the Support Agreement) of not less than 1.15 to 1, calculated on an annual basis.  In 2012, 2011 and 2010, Caterpillar did not make any significant capital contributions.  Although this agreement can be modified by agreement or terminated by either party, any termination or any modification which would adversely affect holders of our debt requires the consent of holders of 66-2/3 percent in principal amount of outstanding debt of each series so affected.  Any modification or termination which would adversely affect the lenders under the Credit Facility requires their consent.  Caterpillar's obligation under this agreement is not directly enforceable by any of our creditors and does not constitute a guarantee of any of our obligations.  A cash dividend of $250 million was paid to Caterpillar in the first quarter of 2012. A cash dividend totaling $600 million was paid to Caterpillar in 2011, $300 million was paid in the first quarter of 2011 and $300 million was paid in the third quarter of 2011.  A cash dividend of $600 million was paid to Caterpillar in the first quarter of 2010.

We have variable amount lending agreements and other notes receivable with Caterpillar.  Under these agreements, we may borrow up to $2.45 billion from Caterpillar, and Caterpillar may borrow up to $1.66 billion from us.  The agreements are in effect for indefinite periods of time and may be changed or terminated by either party with 30 days notice.  During January of 2011, we extended a $2 billion committed credit facility to Caterpillar, which expires in February 2019.  Under this agreement, we receive a fee from Caterpillar based on amounts drawn under the credit facility and a commitment fee for the undrawn amounts under the credit facility.  Information concerning these agreements was as follows:

(Millions of dollars)
	2012	2011	2010
Notes payable as of December 31,	$208	$—	$600
Notes receivable as of December 31,	$360	$327	$278
Interest expense	$4	$1	$3
Interest income on Notes Receivable with Caterpillar(1)	$21	$16	$73
Fees on committed credit facility extended to Caterpillar(1)	$41	$40	$—

(1) Included in Other revenues, net in the Consolidated Statements of Profit.

We have agreements with Caterpillar to purchase certain trade receivables at a discount. Information pertaining to these purchases was as follows:

(Millions of dollars)
	2012	2011	2010
Purchases made	$36,665	$32,068	$16,513
Discounts earned	$241	$212	$139
Balance as of December 31,	$3,114	$3,154	$1,815

We participate in certain marketing programs sponsored by Caterpillar by providing financing to customers at interest rates that are below market rates.  Under these programs, Caterpillar funds an amount at the outset of the transaction, which we then recognize as revenue over the term of the financing.  During 2012, 2011 and 2010, relative to such programs, we received $160 million, $131 million and $117 million, respectively.

We participate in various benefit plans, which are administered by Caterpillar.  These plans include employee medical plans and postretirement benefit plans.  We reimburse Caterpillar for these charges.  During 2012, 2011 and 2010, these charges amounted to $26 million, $23 million and $23 million, respectively.  Included in these charges are contributions to defined benefit plans in the amount of $7 million, $7 million and $8 million, respectively, for 2012, 2011 and 2010.  These contributions are related to our participation in the following defined benefit plans that are administered by Caterpillar: the Caterpillar Inc. Retirement Income Plan, the Caterpillar Inc. Supplemental Retirement Plan and the Caterpillar Inc. Retiree Benefit Program.  In addition, we participate in the Caterpillar stock incentive plans.  In 2012, 2011 and 2010, Caterpillar allocated to us $10 million, $8 million and $7 million, respectively, in expenses related to stock based compensation.  In addition, Caterpillar provides operational and administrative support, which is integral to the conduct of our business.  In 2012, 2011 and 2010, these operational and support charges for which we reimburse Caterpillar amounted to $32 million, $27 million and $23 million, respectively.

We provide administrative support services to certain Caterpillar subsidiaries.  Caterpillar reimburses us for these charges.  During 2012, 2011 and 2010, these charges amounted to $10 million, $9 million and $8 million, respectively.

When appropriate, we combine certain income tax filings with those of Caterpillar.  In such instances, we pay to or receive from Caterpillar our allocated share of income taxes or credits, in accordance with our tax sharing agreement with Caterpillar.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
LEASES

We lease our offices and other property through operating leases.  Rental expense is charged to operations as incurred.  For 2012, 2011 and 2010, total rental expense for operating leases was $16 million, $15 million and $16 million, respectively.  At December 31, 2012, minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year were as follows:

(Millions of dollars)
2013	$14
2014	13
2015	12
2016	10
2017	10
Thereafter	36
Total	$95

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION

A.     Description of segments
Our segment data is based on disclosure requirements of accounting guidance on segment reporting, which requires that financial information be reported on the basis that is used internally for measuring segment performance. Internally, we report information for operating segments based on management responsibility. Our operating segments offer primarily the same types of services within each of the respective segments. The operating segments are as follows:

•	North America - Includes our operations in the United States and Canada that serve local dealers and customers.

•
Europe and Caterpillar Power Finance - This segment includes our operations that serve dealers and customers in Europe, Africa, Middle East and the Commonwealth of Independent States.  This segment also includes Caterpillar Power Finance (CPF), which finances marine vessels with Caterpillar engines worldwide and also provides debt financing for Caterpillar electrical power generation, gas compression and co-generation systems, as well as non-Caterpillar equipment that is powered by these systems worldwide.

•	Asia/Pacific - This segment includes our operations in Australia, China, Japan, South Korea and Southeast Asia that serve local dealers and customers.

•	Latin America - Includes our operations in Brazil, Mexico and Chile that serve local dealers and customers in Central and South America.

•	Mining - This segment includes large mining customers worldwide. This segment also provides project financing in various countries.

B.     Measurement and reconciliations
Cash, debt and other expenses are allocated to operating segments based on their respective portfolios. The related Interest expense is calculated based on the amount of allocated debt and the rates associated with that debt. Effective January 1, 2013, the performance of each segment is assessed based on a consistent leverage ratio. The Provision for credit losses included in each operating segment's profit is based on each operating segment's share of the Company's Allowance for credit losses.

To align with changes in executive management responsibilities and measurement of segment performance, our management reporting was updated effective January 1, 2013. Prior year data has been revised to conform to the 2013 presentation.

Reconciling items are created based on accounting differences between operating segment reporting and our consolidated external reporting. For the reconciliation of profit before income taxes, we have grouped the reconciling items as follows:

•
Unallocated - This item is related to corporate requirements and strategies that are considered to be for the benefit of the entire organization. Also included are the consolidated results of the special purpose corporation (see Note 7 for additional information) and other miscellaneous items.

•	Timing - Timing differences in the recognition of costs between operating segment reporting and consolidated external reporting.

•	Methodology - Methodology differences between our operating segment reporting and our consolidated external reporting are as follows:

◦	Segment assets include off-balance sheet managed assets for which we typically maintain servicing responsibilities.

◦	The impact of the difference between the actual leverage and the segment leverage ratios is included as a methodology difference.

◦	Interest expense includes realized forward points on foreign currency forward contracts, with the mark-to-market elements of the forward exchange contracts included as a methodology difference.

◦	The profit attributable to noncontrolling interests is considered a component of segment profit.

As noted above, the operating segment information is presented on a management-reporting basis. Unlike financial reporting, there is no authoritative guidance for management reporting equivalent to U.S. GAAP.

Supplemental segment data and reconciliations to consolidated external reporting for the years ended December 31 was as follows:

(Millions of dollars) 2012	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2012	Capital expenditures
North America	$938	$263	$270	$274	$15	$11,305	$565
Europe and CPF	467	84	134	76	65	7,785	243
Asia/Pacific	399	132	155	23	24	6,151	133
Latin America	389	111	141	64	26	4,973	172
Mining	451	60	90	250	27	3,212	545
Total Segments	2,644	650	790	687	157	33,426	1,658
Unallocated	73	(93)	61	1	1	1,529	—
Timing	(24)	(6)	—	—	3	17	2
Methodology	—	40	(50)	—	—	(61)	—
Inter-segment Eliminations	—	—	—	—	—	(169)	—
Total	$2,693	$591	$801	$688	$161	$34,742	$1,660

2011	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2011	Capital expenditures
North America	$959	$222	$303	$276	$34	$10,867	$530
Europe and CPF	506	37	166	89	105	6,922	118
Asia/Pacific	333	112	129	16	28	4,605	42
Latin America	350	111	127	47	17	3,995	175
Mining	446	72	90	260	3	2,635	321
Total Segments	2,594	554	815	688	187	29,024	1,186
Unallocated	73	(92)	69	2	2	1,253	3
Timing	(22)	6	—	—	(13)	67	1
Methodology	—	36	(57)	—	—	15	—
Inter-segment Eliminations	—	—	—	—	—	(247)	—
Total	$2,645	$504	$827	$690	$176	$30,112	$1,190

2010	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2010	Capital expenditures
North America	$982	$37	$369	$302	$120	$10,897	$512
Europe and CPF	502	64	201	92	50	7,219	120
Asia/Pacific	441	96	136	133	25	4,360	21
Latin America	297	102	119	29	9	3,432	109
Mining	252	45	64	131	(3)	1,518	156
Total Segments	2,474	344	889	687	201	27,426	918
Unallocated	103	(47)	76	3	—	1,415	40
Timing	(25)	(17)	—	—	12	113	1
Methodology	—	49	(48)	—	—	(21)	—
Inter-segment Eliminations	—	—	—	—	—	(181)	—
Total	$2,552	$329	$917	$690	$213	$28,752	$959

Inside and outside the United States:

(Millions of dollars)
	2012	2011	2010
Revenues
Inside U.S.	$1,142	$1,112	$1,138
Inside Canada	347	374	362
Inside Australia	301	259	222
All other	903	900	830
Total	$2,693	$2,645	$2,552

Equipment on Operating Leases and Non-Leased Equipment (included in Other Assets), Net	2012	2011	2010
Inside U.S.	$1,218	$986	$1,044
Inside Canada	761	771	818
Inside Australia	342	314	343
All other	742	592	567
Total	$3,063	$2,663	$2,772

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

(Millions of dollars)
2012	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$668	$668	$678	$679
Profit before income taxes	$170	$144	$153	$124
Profit	$120	$104	$109	$99

2011	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$640	$675	$668	$662
Profit before income taxes	$115	$152	$126	$111
Profit	$83	$107	$93	$95

2010	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$631	$648	$640	$633
Profit before income taxes	$71	$95	$89	$74
Profit	$53	$82	$73	$70

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of consolidation
Basis of consolidation

The consolidated financial statements include the accounts of Cat Financial.  Investments in companies that are owned 20 percent to 50 percent or are less than 20 percent owned and for which we have significant influence are accounted for by the equity method.  Investments in companies that are less than 20 percent owned and for which we do not have significant influence are accounted for by the cost method.  All material intercompany balances have been eliminated.

We consolidate all variable-interest entities (VIEs) where we are the primary beneficiary.  For VIEs, we assess whether we are the primary beneficiary as prescribed by the accounting guidance on the consolidation of VIEs.  The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the performance of the entity and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.  We adopted the consolidation of variable-interest entities guidance issued in June 2009 effective January 1, 2010.  Please refer to Note 9 for more information.

Recognition of earned income
Recognition of earned income

•
Retail finance revenue on finance leases and installment sale contracts is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on retail notes is recognized based on the daily balance of retail receivables outstanding and the applicable effective interest rate.

•	Operating lease revenue is recorded on a straight-line basis in the period earned over the life of the contract.

•
Wholesale finance revenue on installment sale contracts and finance leases related to financing dealer inventory and rental fleets is recognized over the term of the contract at a constant rate of return on the scheduled outstanding principal balance.  Revenue on wholesale notes is recognized based on the daily balance of wholesale receivables outstanding and the applicable effective interest rate.

•	Loan origination and commitment fees are deferred and amortized to revenue using the interest method over the life of the finance receivables.

Recognition of income is suspended when management determines that collection of future income is not probable (generally after 120 days past due except in locations where local regulatory requirements dictate a different method, or instances in which relevant information is known that warrants placing the loan or finance lease on non-accrual status).  Accrual is resumed, and previously suspended income is recognized, when the receivable becomes contractually current and/or collection doubts are removed.  Cash receipts on impaired finance receivables are first recorded against the receivable and then to any unrecognized income.  A finance receivable is considered impaired, based on current information and events, if it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan or finance lease. We consider a loan or finance lease past due if any portion of a contractual payment is due and unpaid for more than 30 days.

Revenues are presented net of sales and other related taxes.

Depreciation
Depreciation

Depreciation for equipment on operating leases is recognized using the straight-line method over the lease term, typically one to seven years.  The depreciable basis is the original cost of the equipment less the estimated residual value of the equipment at the end of the lease term.

Debt issuance costs	Debt issuance costs Debt issuance costs are capitalized and amortized to Interest expense over the contractual term of the debt issue.
Derivative financial instruments
Derivative financial instruments

Our earnings and cash flows are subject to fluctuations due to changes in foreign currency exchange rates and interest rates.  Our Risk Management Policy allows for the use of derivative financial instruments to prudently manage foreign currency exchange rate and interest rate exposures and not for the purpose of creating speculative positions.  Derivatives that we use are primarily foreign currency forward and option contracts, cross currency contracts and interest rate swaps.  All derivatives are recorded at fair value.  See Note 8 for additional information.

Foreign currency translation
Foreign currency translation

Assets and liabilities of foreign subsidiaries (the majority of which use the local currency as their functional currency) are translated at current exchange rates.  The effects of translation adjustments are reported as a separate component of Accumulated other comprehensive income entitled "Foreign currency translation."  Gains and losses resulting from the remeasurement of foreign currency amounts to functional currency are included in Other income (expense) on the Consolidated Statements of Profit.

Use of estimates in preparation of financial statements
Use of estimates in the preparation of financial statements

The preparation of financial statements, in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts.  Significant estimates include the Allowance for credit losses, residual values for leased assets, income taxes and the assumptions used to determine the fair value of derivatives. Actual results may differ from these estimates.

Critical Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Residual Values for Leased Assets
Residual Values for Leased Assets
Lease residual values, which are based upon the estimated wholesale market value of leased equipment at the time of the expiration of the lease, are based on a careful analysis of historical wholesale market sales prices, projected forward on a level trend line without consideration for inflation or possible future pricing action.  At the inception of the lease, residual values are derived from consideration of the following critical factors: market size and demand, any known significant market/product trends, total expected hours of usage, machine configuration, application, location, model changes, quantities and past re-marketing experience, third-party residual guarantees and contractual customer purchase options.  Many of these factors are gathered in an application survey that is completed prior to quotation.  The lease agreement also clearly defines applicable return conditions and remedies for non-compliance, to ensure that the leased equipment will be in good operating condition upon return.  Model changes and updates, as well as market strength and product acceptance, are monitored and adjustments are made to residual values in accordance with the significance of any such changes.  Remarketing sales staff works closely with customers and dealers to manage the sale of lease returns and the recovery of residual exposure.

During the term of the leases, residual amounts are monitored.  If estimated market values reflect a non-temporary impairment due to economic factors, obsolescence or other adverse circumstances, the residuals are adjusted to the lower estimated values by a charge to earnings.  For equipment on operating leases, the charge is recognized through depreciation expense.  For finance leases, it is recognized through a reduction of finance revenue.

Allowance for Credit Losses
Allowance for Credit Losses
Management’s ongoing evaluation of the adequacy of the Allowance for credit losses considers both impaired and unimpaired finance receivables and takes into consideration past loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of underlying collateral and current economic conditions.  In estimating probable credit losses, we review accounts that are past due, non-performing, in bankruptcy or otherwise identified as at-risk for potential credit loss including accounts which have been modified.  Accounts are identified as at-risk for potential credit loss using information available about the customer, such as financial statements, news reports and published credit ratings, as well as general information regarding industry trends and the economic environment in which our customers operate.

The Allowance for credit losses attributable to specific accounts is based on the most probable source of repayment, which is normally the liquidation of collateral.  In determining collateral value, we estimate the current fair market value of the collateral. In addition, consideration is given to credit enhancements such as additional collateral and contractual third-party guarantees in determining the Allowance for credit losses attributable to non-performing receivables. The Allowance for credit losses attributable to the remaining accounts is a general allowance based upon the risk in the portfolio primarily using probabilities of default and an estimate of associated losses.  In addition, qualitative factors not able to be fully captured in previous analysis including industry trends, macroeconomic factors and model imprecision are considered in the evaluation of the adequacy of the Allowance for credit losses.  These qualitative factors are subjective and require a degree of management judgment.

While management believes it has exercised prudent judgment and applied reasonable assumptions, there can be no assurance that in the future, changes in economic conditions or other factors would not cause changes in the financial health of our customers.  If the financial health of our customer deteriorates, the timing and level of payments received could be impacted and therefore, could result in a change to our estimated losses.

Income Tax Reserve
Income Tax Reserve
We are subject to the income tax laws of the many jurisdictions in which we operate. These tax laws are complex, and the manner in which they apply to our facts is sometimes open to interpretation. In establishing the Provision for income taxes, we must make judgments about the application of these inherently complex tax laws.
Despite our belief that our tax return positions are consistent with applicable tax laws, we believe that taxing authorities could challenge certain positions. Settlement of any challenge can result in no change, a complete disallowance, or some partial adjustment reached through negotiations or litigation. We record tax benefits for uncertain tax positions based upon management's evaluation of the information available at the reporting date. To be recognized in the financial statements, a tax benefit must be at least more likely than not of being sustained based on technical merits. The benefit for positions meeting the recognition threshold is measured as the largest benefit more likely than not of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. Significant judgment is required in making these determinations and adjustments to unrecognized tax benefits may be necessary to reflect actual taxes payable upon settlement. Adjustments related to positions impacting the effective tax rate affect the Provision for income taxes. Adjustments related to positions impacting the timing of deductions impact deferred tax assets and liabilities.
Our income tax positions and analysis are based on currently enacted tax law. Future changes in tax law could significantly impact the Provision for income taxes, the amount of taxes payable, and the deferred tax asset and liability balances. Deferred tax assets generally represent tax benefits for tax deductions or credits available in future tax returns. Certain estimates and assumptions are required to determine whether it is more likely than not that all or some portion of the benefit of a deferred tax asset will not be realized. In making this assessment, management analyzes and estimates the impact of future taxable income, reversing temporary differences and available prudent and feasible tax planning strategies. Should a change in facts or circumstances lead to a change in judgment about the ultimate realizability of a deferred tax asset, we record or adjust the related valuation allowance in the period that the change in facts and circumstances occurs, along with a corresponding increase or decrease in the Provision for income taxes.
A provision for U.S. income taxes has not been recorded on undistributed profits of our non-U.S. subsidiaries that we have determined to be indefinitely reinvested outside the U.S. If management intentions or U.S. tax law changes in the future, there may be a significant negative impact on the Provision for income taxes to record an incremental tax liability in the period the change occurs. A deferred tax asset is recognized only if we have definite plans to generate a U.S. tax benefit by repatriating earnings in the foreseeable future.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Other Comprehensive Income/(Loss)
Accumulated other comprehensive income/(loss), net of tax, included in the Consolidated Statements of Changes in Stockholder's Equity, consisted of the following as of:

(Millions of dollars)
	December 31,
	2012	2011	2010
Foreign currency translation	$184	$122	$231
Derivative financial instruments	(8)	(6)	(14)
Total Accumulated other comprehensive income/(loss)	$176	$116	$217

Financing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Contractual maturities and future scheduled payments of outstanding receivables
The contractual maturities and future scheduled payments of outstanding receivables, as of December 31, 2012, were:

(Millions of dollars)
Amounts due in	Retail Installment Sale Contracts	Wholesale Installment Sale Contracts	Retail Finance Leases	Wholesale Finance Leases	Retail Notes	Wholesale Notes	Total
2013	$1,931	$286	$3,239	$103	$4,069	$3,873	$13,501
2014	1,440	13	2,180	66	1,837	166	5,702
2015	961	8	1,252	48	1,715	180	4,164
2016	491	3	618	25	1,175	13	2,325
2017	183	—	249	6	1,454	6	1,898
Thereafter	31	—	125	—	861	—	1,017
	5,037	310	7,663	248	11,111	4,238	28,607
Guaranteed residual value	—	—	420	57	—	—	477
Unguaranteed residual value	—	—	469	28	—	—	497
Less: Unearned income	(74)	—	(772)	(25)	(87)	(40)	(998)
Total	$4,963	$310	$7,780	$308	$11,024	$4,198	$28,583
Less: Allowance for credit losses							(426)
Total net finance receivables							$28,157

Impaired loans and finance leases
Individually impaired loans and finance leases for the Customer portfolio segment were as follows:

(Millions of dollars)
	As of December 31, 2012			As of December 31, 2011
Impaired Loans and Finance Leases With No Allowance Recorded	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment(1)	Unpaid Principal Balance(1)	Related Allowance
Customer
North America	$28	$27	$—	$83	$80	$—
Europe	45	45	—	47	46	—
Asia/Pacific	2	2	—	4	4	—
Mining	1	1	—	8	8	—
Latin America	7	7	—	9	9	—
Caterpillar Power Finance	295	295	—	175	170	—
Total	$378	$377	$—	$326	$317	$—
Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$25	$23	$7	$23	$20	$6
Europe	28	26	11	22	21	8
Asia/Pacific	19	19	4	9	9	3
Mining	—	—	—	—	—	—
Latin America	30	30	8	19	19	4
Caterpillar Power Finance	113	109	24	85	85	13
Total	$215	$207	$54	$158	$154	$34
Total Impaired Loans and Finance Leases
Customer
North America	$53	$50	$7	$106	$100	$6
Europe	73	71	11	69	67	8
Asia/Pacific	21	21	4	13	13	3
Mining	1	1	—	8	8	—
Latin America	37	37	8	28	28	4
Caterpillar Power Finance	408	404	24	260	255	13
Total	$593	$584	$54	$484	$471	$34

(1) Amounts previously disclosed have been revised due to immaterial errors.

(Millions of dollars)
	As of December 31, 2010
Impaired Loans and Finance Leases With No Allowance Recorded	Recorded Investment	Unpaid Principal Balance	Related Allowance
Customer
North America	$87	$87	$—
Europe	6	4	—
Asia/Pacific	5	5	—
Mining	8	8	—
Latin America	3	3	—
Caterpillar Power Finance	174	174	—
Total	$283	$281	$—
Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$53	$51	$16
Europe	26	22	6
Asia/Pacific	12	12	3
Mining	—	—	—
Latin America	10	10	2
Caterpillar Power Finance	12	12	2
Total	$113	$107	$29
Total Impaired Loans and Finance Leases
Customer
North America	$140	$138	$16
Europe	32	26	6
Asia/Pacific	17	17	3
Mining	8	8	—
Latin America	13	13	2
Caterpillar Power Finance	186	186	2
Total	$396	$388	$29

(Millions of dollars)
	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Impaired Loans and Finance Leases With No Allowance Recorded	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment(1)	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Customer
North America	$50	$3	$91	$4	$39	$2
Europe	45	1	11	—	7	—
Asia/Pacific	3	—	5	—	6	—
Mining	8	—	8	1	3	—
Latin America	6	—	9	1	5	—
Caterpillar Power Finance	220	2	221	6	92	—
Total	$332	$6	$345	$12	$152	$2

Impaired Loans and Finance Leases With An Allowance Recorded
Customer
North America	$25	$1	$56	$2	$66	$3
Europe	27	1	20	—	21	1
Asia/Pacific	15	1	11	1	16	1
Mining	—	—	—	—	6	1
Latin America	27	2	11	—	5	—
Caterpillar Power Finance	94	—	61	—	6	—
Total	$188	$5	$159	$3	$120	$6

Total Impaired Loans and Finance Leases
Customer
North America	$75	$4	$147	$6	$105	$5
Europe	72	2	31	—	28	1
Asia/Pacific	18	1	16	1	22	1
Mining	8	—	8	1	9	1
Latin America	33	2	20	1	10	—
Caterpillar Power Finance	314	2	282	6	98	—
Total	$520	$11	$504	$15	$272	$8

(1) Amounts previously disclosed have been revised due to immaterial errors.

Investment in customer loans and finance leases on non-accrual statuts
The investment in customer loans and finance leases on non-accrual status as of December 31, was as follows:

(Millions of dollars)
	2012	2011	2010
Customer
North America	$59	$112	$217
Europe	38	58	89
Asia/Pacific	36	24	24
Mining	12	12	7
Latin America	148	108	139
Caterpillar Power Finance	220	158	163
Total	$513	$472	$639

Aging related to loans and finance leases
Aging related to loans and finance leases was as follows:

(Millions of dollars)
	December 31, 2012
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$35	$8	$52	$95	$5,889	$5,984	$—
Europe	23	9	36	68	2,487	2,555	6
Asia/Pacific	53	19	54	126	3,354	3,480	18
Mining	—	1	12	13	1,960	1,973	—
Latin America	62	19	138	219	2,500	2,719	—
Caterpillar Power Finance	15	14	126	155	3,017	3,172	4
Dealer
North America	—	—	—	—	2,931	2,931	—
Europe	—	—	—	—	652	652	—
Asia/Pacific	—	—	—	—	945	945	—
Mining	—	—	—	—	1	1	—
Latin America	—	—	—	—	1,057	1,057	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Caterpillar Purchased Receivables
North America	17	3	2	22	1,334	1,356	2
Europe	1	—	—	1	331	332	—
Asia/Pacific	—	—	—	—	868	868	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	547	547	—
Caterpillar Power Finance	—	—	1	1	10	11	1
Total	$206	$73	$421	$700	$27,883	$28,583	$31

(Millions of dollars)
	December 31, 2011
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$75	$39	$111	$225	$5,448	$5,673	$9
Europe	27	11	57	95	2,129	2,224	10
Asia/Pacific	48	23	38	109	3,102	3,211	14
Mining	—	—	12	12	1,473	1,485	—
Latin America	32	15	99	146	2,339	2,485	—
Caterpillar Power Finance	14	16	125	155	2,765	2,920	25
Dealer
North America	—	—	2	2	2,412	2,414	2
Europe	—	—	—	—	334	334	—
Asia/Pacific	—	—	—	—	516	516	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	709	709	—
Caterpillar Power Finance	—	—	—	—	—	—	—
Caterpillar Purchased Receivables
North America	25	4	6	35	1,801	1,836	6
Europe	3	—	—	3	399	402	—
Asia/Pacific	—	—	—	—	465	465	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	422	422	—
Caterpillar Power Finance	—	—	—	—	29	29	—
Total	$224	$108	$450	$782	$24,343	$25,125	$66

(Millions of dollars)
	December 31, 2010
	31-60 Days Past Due	61-90 Days Past Due	91+ Days Past Due	Total Past Due	Current	Total Finance Receivables	91+ Still Accruing
Customer
North America	$139	$44	$228	$411	$6,037	$6,448	$27
Europe	27	12	106	145	2,365	2,510	26
Asia/Pacific	63	17	37	117	2,537	2,654	12
Mining	—	—	—	—	875	875	—
Latin America	44	16	144	204	2,222	2,426	1
Caterpillar Power Finance	18	17	54	89	2,978	3,067	25
Dealer
North America	—	—	—	—	1,993	1,993	—
Europe	—	—	—	—	344	344	—
Asia/Pacific	—	—	—	—	296	296	—
Mining	—	—	—	—	—	—	—
Latin America	—	—	—	—	659	659	—
Caterpillar Power Finance	—	—	—	—	19	19	—
Caterpillar Purchased Receivables
North America	3	1	1	5	1,285	1,290	1
Europe	1	—	—	1	109	110	—
Asia/Pacific	—	—	—	—	204	204	—
Mining	—	—	—	—	11	11	—
Latin America	—	—	—	—	173	173	—
Caterpillar Power Finance	3	—	—	3	24	27	—
Total	$298	$107	$570	$975	$22,131	$23,106	$92

Allowance for credit losses and recorded investment in finance receivables
In estimating the Allowance for credit losses, we review loans and finance leases that are past due, non-performing or in bankruptcy. An analysis of the Allowance for credit losses was as follows:

(Millions of dollars)
	December 31, 2012
Allowance for Credit Losses:	Customer	Dealer	Caterpillar Purchased Receivables	Total
Balance at beginning of year	$360	$6	$3	$369
Receivables written off	(149)	—	—	(149)
Recoveries on receivables previously written off	47	—	—	47
Provision for credit losses	157	3	—	160
Adjustment due to sale of receivables	(2)	—	—	(2)
Foreign currency translation adjustment	1	—	—	1
Balance at end of year	$414	$9	$3	$426

Individually evaluated for impairment	$54	$—	$—	$54
Collectively evaluated for impairment	360	9	3	372
Ending Balance	$414	$9	$3	$426

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$593	$—	$—	$593
Collectively evaluated for impairment	19,290	5,586	3,114	27,990
Ending Balance	$19,883	$5,586	$3,114	$28,583

(Millions of dollars)
	December 31, 2011
Allowance for Credit Losses:	Customer	Dealer	Caterpillar Purchased Receivables	Total
Balance at beginning of year	$357	$5	$1	$363
Receivables written off	(210)	—	—	(210)
Recoveries on receivables previously written off	52	—	—	52
Provision for credit losses	167	1	2	170
Adjustment due to sale of receivables	(3)	—	—	(3)
Foreign currency translation adjustment	(3)	—	—	(3)
Balance at end of year	$360	$6	$3	$369

Individually evaluated for impairment	$34	$—	$—	$34
Collectively evaluated for impairment	326	6	3	335
Ending Balance	$360	$6	$3	$369

Recorded Investment in Finance Receivables(1):
Individually evaluated for impairment	$484	$—	$—	$484
Collectively evaluated for impairment	17,514	3,973	3,154	24,641
Ending Balance	$17,998	$3,973	$3,154	$25,125

(1) Amounts previously disclosed for the customer segment have been revised due to immaterial errors.

(Millions of dollars)
Allowance for Credit Losses:			December 31, 2010
Balance at beginning of year			$377
Adjustment to adopt consolidation of variable-interest entities			18
Receivables written off			(288)
Recoveries on receivables previously written off			51
Provision for credit losses			205
Adjustment due to sale of receivables			—
Foreign currency translation adjustment			—
Balance at end of year			$363

Allowance for credit losses as a percent of finance receivables, net of unearned income			1.57%

	December 31, 2010
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Individually evaluated for impairment	$29	$—	$—	$29
Collectively evaluated for impairment	328	5	1	334
Ending Balance	$357	$5	$1	$363

Recorded Investment in Finance Receivables:
Individually evaluated for impairment	$396	$—	$—	$396
Collectively evaluated for impairment	17,584	3,311	1,815	22,710
Ending Balance	$17,980	$3,311	$1,815	$23,106

Recorded investment in performing and non-performing finance receivables
The recorded investment in performing and non-performing finance receivables was as follows:

(Millions of dollars)
	December 31, 2012
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Performing
North America	$5,925	$2,931	$1,356	$10,212
Europe	2,517	652	332	3,501
Asia/Pacific	3,444	945	868	5,257
Mining	1,961	1	—	1,962
Latin America	2,571	1,057	547	4,175
Caterpillar Power Finance	2,952	—	11	2,963
Total Performing	$19,370	$5,586	$3,114	$28,070
Non-Performing
North America	$59	$—	$—	$59
Europe	38	—	—	38
Asia/Pacific	36	—	—	36
Mining	12	—	—	12
Latin America	148	—	—	148
Caterpillar Power Finance	220	—	—	220
Total Non-Performing	$513	$—	$—	$513
Total Performing and Non-Performing
North America	$5,984	$2,931	$1,356	$10,271
Europe	2,555	652	332	3,539
Asia/Pacific	3,480	945	868	5,293
Mining	1,973	1	—	1,974
Latin America	2,719	1,057	547	4,323
Caterpillar Power Finance	3,172	—	11	3,183
Total	$19,883	$5,586	$3,114	$28,583

(Millions of dollars)
	December 31, 2011
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Performing
North America	$5,561	$2,414	$1,836	$9,811
Europe	2,166	334	402	2,902
Asia/Pacific	3,187	516	465	4,168
Mining	1,473	—	—	1,473
Latin America	2,377	709	422	3,508
Caterpillar Power Finance	2,762	—	29	2,791
Total Performing	$17,526	$3,973	$3,154	$24,653
Non-Performing
North America	$112	$—	$—	$112
Europe	58	—	—	58
Asia/Pacific	24	—	—	24
Mining	12	—	—	12
Latin America	108	—	—	108
Caterpillar Power Finance	158	—	—	158
Total Non-Performing	$472	$—	$—	$472
Total Performing and Non-Performing
North America	$5,673	$2,414	$1,836	$9,923
Europe	2,224	334	402	2,960
Asia/Pacific	3,211	516	465	4,192
Mining	1,485	—	—	1,485
Latin America	2,485	709	422	3,616
Caterpillar Power Finance	2,920	—	29	2,949
Total	$17,998	$3,973	$3,154	$25,125

(Millions of dollars)
	December 31, 2010
	Customer	Dealer	Caterpillar Purchased Receivables	Total
Performing
North America	$6,231	$1,993	$1,290	$9,514
Europe	2,421	344	110	2,875
Asia/Pacific	2,630	296	204	3,130
Mining	868	—	11	879
Latin America	2,287	659	173	3,119
Caterpillar Power Finance	2,904	19	27	2,950
Total Performing	$17,341	$3,311	$1,815	$22,467
Non-Performing
North America	$217	$—	$—	$217
Europe	89	—	—	89
Asia/Pacific	24	—	—	24
Mining	7	—	—	7
Latin America	139	—	—	139
Caterpillar Power Finance	163	—	—	163
Total Non-Performing	$639	$—	$—	$639
Total Performing and Non-Performing
North America	$6,448	$1,993	$1,290	$9,731
Europe	2,510	344	110	2,964
Asia/Pacific	2,654	296	204	3,154
Mining	875	—	11	886
Latin America	2,426	659	173	3,258
Caterpillar Power Finance	3,067	19	27	3,113
Total	$17,980	$3,311	$1,815	$23,106

Loan and finance lease receivables modified as TDRs
Loan and finance lease receivables in the customer portfolio segment modified as TDRs during the years ended December 31, 2012 and 2011, were as follows:

(Dollars in millions)
	Year Ended December 31, 2012			Year Ended December 31, 2011
	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment	Number of Contracts	Pre-TDR Outstanding Recorded Investment	Post-TDR Outstanding Recorded Investment
Customer
North America	98	$15	$15	71	$13	$13
Europe(1)	21	8	8	7	44	44
Asia/Pacific	12	3	3	—	—	—
Mining	—	—	—	—	—	—
Latin America	41	5	5	12	10	10
Caterpillar Power Finance(2)(3)	27	253	253	35	117	117
Total(4)	199	$284	$284	125	$184	$184

(1) One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.
(2) Ten customers comprise $248 million of the $253 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2012. Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.
(3) During the years ended December 31, 2012 and 2011, $24 million and $15 million, respectively, of additional funds were subsequently loaned to a borrower whose terms had been modified in a TDR.  The $24 million and $15 million of additional funds are not reflected in the tables above as no incremental modifications have been made with the borrower during the periods presented.  At December 31, 2012, remaining commitments to lend additional funds to a borrower whose terms have been modified in a TDR were $1 million.
(4) Modifications include extended contract maturities, inclusion of interest only periods, below market interest rates, and extended skip payment periods.

Customer's TDRs with a payment default that had been modified within twelve months prior to the default date
TDRs in the customer portfolio segment with a payment default during the years ended December 31, 2012 and 2011, which had been modified within twelve months prior to the default date, were as follows:

(Dollars in millions)
	Year Ended December 31, 2012		Year Ended December 31, 2011
	Number of Contracts	Post-TDR Recorded Investment	Number of Contracts	Post-TDR Recorded Investment
Customer
North America	49	$4	48	$26
Europe	—	—	1	1
Asia/Pacific	2	1	—	—
Mining	—	—	—	—
Latin America	—	—	7	4
Caterpillar Power Finance(1)	16	21	14	70
Total	67	$26	70	$101

(1) Two customers comprise $19 million of the $21 million post-TDR recorded investment for the year ended December 31, 2012.

Off-balance sheet managed assets
Total off-balance sheet managed assets as of December 31 were as follows:

(Millions of dollars)
	2012	2011	2010

Retail finance leases	$116	$133	$109
Retail installment sale contracts	66	48	73
Operating leases	60	15	36
Retail notes receivable	49	39	7
Total off-balance sheet managed assets	$291	$235	$225

Equipment on Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Equipment leased to others
Components of equipment on operating leases, less accumulated depreciation as of December 31, were as follows:

(Millions of dollars)
	2012	2011	2010
Equipment on operating leases, at cost	$4,410	$4,082	$4,241
Less: Accumulated depreciation	(1,451)	(1,471)	(1,530)
Equipment on operating leases, net	$2,959	$2,611	$2,711

Schedule of minimum rental payments to be received for equipment leased to others	At December 31, 2012, scheduled minimum rental payments for operating leases were as follows:

2013	2014	2015	2016	2017	Thereafter	Total
$754	$523	$318	$172	$63	$19	$1,849

Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-term Debt [Abstract]
Short-term borrowings
Short-term borrowings outstanding as of December 31, were comprised of the following:

(Millions of dollars)
	2012		2011		2010
	Balance	Avg. Rate	Balance	Avg. Rate	Balance	Avg. Rate
Commercial paper, net	$3,654	0.6%	$2,818	1.0%	$2,710	1.5%
Bank borrowings	418	5.6%	527	7.3%	479	4.9%
Variable denomination floating rate demand notes	579	0.8%	550	0.9%	663	1.1%
Total	$4,651		$3,895		$3,852

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Long-term debt
Long-term debt outstanding as of December 31, was comprised of the following:

(Millions of dollars)
	2012		2011		2010
	Balance	Avg. Rate	Balance	Avg. Rate	Balance	Avg. Rate
Medium-term notes	$23,488	3.2%	$20,058	3.9%	$17,690	4.6%
Unamortized discount	(13)		(10)		(9)
Medium-term notes, net	23,475		20,048		17,681
Bank borrowings	1,602	4.1%	1,583	3.7%	1,603	3.8%
Secured borrowings	—		—		78	4.9%
Total	$25,077		$21,631		$19,362

Aggregate amounts of maturities of long-term debt	Long-term debt outstanding as of December 31, 2012, matures as follows:

(Millions of dollars)

2013	$5,991
2014	6,559
2015	4,648
2016	2,027
2017	2,693
Thereafter	3,159
Total	$25,077

Derivative Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Location and fair value of derivative instruments reported in the Consolidated Statements of Financial Position
The location and fair value of derivative instruments reported in the Consolidated Statements of Financial Position were as follows:

(Millions of dollars)
		Asset (Liability) Fair Value
		December 31,
	Consolidated Statements of Financial Position Location	2012	2011	2010
Designated derivatives
Interest rate contracts	Other assets	$226	$248	$211
Interest rate contracts	Accrued expenses	(8)	(6)	(18)
		$218	$242	$193
Undesignated derivatives
Foreign exchange contracts	Other assets	$10	$7	$6
Foreign exchange contracts	Accrued expenses	(5)	(16)	(9)
Cross currency contracts	Accrued expenses	(1)	—	—
Interest rate contracts	Other assets	2	—	—
Interest rate contracts	Accrued expenses	(1)	(1)	(1)
		$5	$(10)	$(4)

Deferred gains (losses) recorded in AOCI on the Consolidated Statements of Changes in Stockholder's Equity
For the years ended December 31, 2012, 2011 and 2010, the deferred gains (losses) recorded in AOCI on the Consolidated Statements of Changes in Stockholder’s Equity associated with our cash flow interest rate contract hedges were as follows:

(Millions of dollars)
Balance as of December 31, 2011, net of tax of $3	$(6)
Gains (losses) deferred during the year, net of tax of $-	1
(Gains) losses reclassified to earnings, net of tax of $(1)	(3)
Balance as of December 31, 2012, net of tax of $4	$(8)

(Millions of dollars)
Balance as of December 31, 2010, net of tax of $6	$(14)
Gains (losses) deferred during the year, net of tax of $-	(1)
(Gains) losses reclassified to earnings, net of tax of $3	9
Balance as of December 31, 2011, net of tax of $3	$(6)

(Millions of dollars)
Balance as of December 31, 2009, net of tax of $21	$(41)
Gains (losses) deferred during the year, net of tax of $1	(6)
(Gains) losses reclassified to earnings, net of tax of $16	33
Balance as of December 31, 2010, net of tax of $6	$(14)

Schedule of effect of derivatives designated as fair value hedging instruments in the Consolidated Statements of Profit
The effect of derivatives designated as hedging instruments on the Consolidated Statements of Profit was as follows:

Fair Value Hedges
(Millions of dollars)
		Year Ended December 31, 2012
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$(20)	$36

		Year Ended December 31, 2011
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$39	$(44)

		Year Ended December 31, 2010
	Classification	Gains (Losses) on Derivatives	Gains (Losses) on Borrowings
Interest rate contracts	Other income (expense)	$107	$(98)

Schedule of effect of derivatives designated as cash flow hedging instruments in the Consolidated Statements of Profit

Cash Flow Hedges
(Millions of dollars)
		Year Ended December 31, 2012
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$4	$—
Interest rate contracts	Other income (expense)	—	(1)
		$4	$(1)

		Year Ended December 31, 2011
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$(12)	$—
Interest rate contracts	Other income (expense)	—	(2)
		$(12)	$(2)

		Year Ended December 31, 2010
	Classification of Gains (Losses)	Reclassified from AOCI to Earnings (Effective Portion)	Recognized in Earnings (Ineffective Portion)
Interest rate contracts	Interest expense	$(49)	$—
Interest rate contracts	Other income (expense)	—	(1)
		$(49)	$(1)

Schedule of effect of derivatives not designated as hedging instruments on the Consolidated Statements of Profit
The effect of derivatives not designated as hedging instruments on the Consolidated Statements of Profit was as follows for the years ended December 31:

Undesignated Derivatives
(Millions of dollars)
	Classification of Gains (Losses)	2012	2011	2010
Foreign exchange contracts	Other income (expense)	$7	$(15)	$16
Cross currency contracts	Other income (expense)	(1)	—	—
Interest rate contracts	Other income (expense)	—	—	2
		$6	$(15)	$18

Schedule of offsetting of derivative assets and liabilities
The effect of the net settlement provisions of the master netting agreements on our derivative balances upon an event of default or a termination event is as follows:

Offsetting of Derivative Assets and Liabilities
(Millions of dollars)
	December 31, 2012	December 31, 2011	December 31, 2010
Derivative Assets
Gross Amount of Recognized Assets	$238	$255	$217
Gross Amounts Offset	—	—	—
Net Amount of Assets(1)	238	255	217
Gross Amounts Not Offset
Financial Instruments	(12)	(11)	(26)
Cash Collateral Received	—	—	—
Net Amount	$226	$244	$191

Derivative Liabilities
Gross Amount of Recognized Liabilities	$(15)	$(23)	$(28)
Gross Amounts Offset	—	—	—
Net Amount of Liabilities(1)	(15)	(23)	(28)
Gross Amounts Not Offset
Financial Instruments	12	11	26
Cash Collateral Received	—	—	—
Net Amount	$(3)	$(12)	$(2)

(1) As presented in the Consolidated Statements of Financial Position.

Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Guarantees
The maximum potential amount of future payments (undiscounted and without reduction for any amounts that may possibly be recovered under recourse or collateralized provisions) we could be required to make under the guarantees was as follows:

(Millions of dollars)
	2012	2011	2010
Guarantees with customers (1)	$61	$69	$79
Limited indemnity	—	11	17
Total guarantees	$61	$80	$96

(1) Amounts have been revised to remove guarantees of consolidated subsidiary debt previously reported.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Profit before income taxes	The components of Profit before income taxes for the years ended December 31, were as follows:

(Millions of dollars)
	2012	2011	2010
U.S.	$38	$49	$(50)
Non-U.S.	553	455	379
Total	$591	$504	$329

Components of the Provision for income taxes
The components of the Provision for income taxes were as follows for the years ended December 31:

(Millions of dollars)
	2012	2011	2010
Current income tax provision (benefit):
U.S.	$14	$(14)	$(43)
Non-U.S.	179	164	109
State (U.S.)	(2)	2	(1)
	191	152	65

Deferred income tax provision (benefit):
U.S.	(13)	(5)	(8)
Non-U.S.	(27)	(32)	(14)
State (U.S.)	(3)	(4)	(3)
	(43)	(41)	(25)

Total Provision for income taxes	$148	$111	$40

Reconciliation of the U.S. federal statutory rate to effective rate
The actual Provision for income taxes differs from the Provision for income taxes that would result from applying the U.S. statutory rate to Profit before income taxes for the years ended December 31, for the reasons set forth in the following reconciliation:

(Millions of dollars)
	2012		2011		2010
Taxes computed at U.S. statutory rates	$207	35.0%	$176	35.0%	$115	35.0%
(Decreases) increases in taxes resulting from:
State Income Tax, net of Federal Tax	(3)	(0.5)%	(1)	(0.2)%	(2)	(0.6)%
Prior Year Non-U.S. tax and interest adjustment – Refund Claim	—	—%	—	—%	(10)	(3.0)%
Prior Year Non-U.S. tax and interest adjustment – Other	—	—%	(15)	(3.0)%	(12)	(3.6)%
Subsidiaries' results subject to tax rates other than U.S. statutory rates	(50)	(8.6)%	(46)	(9.1)%	(47)	(14.2)%
Other, net	(6)	(1.0)%	(3)	(0.6)%	(4)	(1.2)%
Provision for income taxes	$148	24.9%	$111	22.1%	$40	12.4%

Deferred income tax assets and liabilities
The amounts of deferred income taxes at December 31, included in the following lines in our Consolidated Statements of Financial Position were:

(Millions of dollars)
	2012	2011	2010
Assets:
Deferred and refundable income taxes	$104	$84	$85
Liabilities:
Deferred income taxes and other liabilities	(539)	(584)	(594)
Deferred income taxes, net	$(435)	$(500)	$(509)

Differences between accounting rules and income tax laws cause differences between the bases of certain assets and liabilities for financial reporting and income tax purposes.  The income tax effects of these differences, to the extent they are temporary, are recorded as deferred income tax assets and liabilities netted by tax jurisdiction and taxpayer.

Our consolidated deferred income taxes consisted of the following components as of December 31:

(Millions of dollars)
	2012	2011	2010
Deferred tax assets:
Allowance for credit losses	$156	$114	$91
Tax credit carryforwards	—	13	24
Net operating loss carryforwards	59	69	92
	215	196	207

Deferred income tax liabilities (primarily lease basis differences)	(468)	(494)	(539)

Valuation allowance for deferred income tax assets	(9)	(9)	(8)

Deferred income tax on translation adjustment	(173)	(193)	(169)

Deferred income taxes, net	$(435)	$(500)	$(509)

Summary of net operating loss carryforwards
As of December 31, 2012, amounts and expiration dates of net operating loss (NOL) carryforwards in various U.S. state taxing jurisdictions were:

(Millions of dollars)
2013	2014	2015	2016	2017-2031	Total
$—	$—	$—	$—	$205	$205

The gross deferred income tax asset associated with these NOL carryforwards is $16 million as of December 31, 2012, partially offset by a valuation allowance of $5 million.  The valuation allowance indicates the loss carryforwards are likely to expire prior to utilization.

In some U.S. state income tax jurisdictions, we join with other Caterpillar entities in filing combined income tax returns.  In other U.S. state income tax jurisdictions, we file on a separate, stand-alone basis.

As of December 31, 2012, amounts and expiration dates of NOL carryforwards in various non-U.S. taxing jurisdictions were:

(Millions of dollars)
2013	2014	2015	2016	2017-2027	Unlimited	Total
$—	$3	$4	$1	$46	$134	$188

Valuation allowances totaling $4 million have been recorded at certain non-U.S. subsidiaries that have not yet demonstrated consistent and/or sustainable profitability to support the recognition of net deferred income tax assets.

Schedule of unrecognized tax benefits

A reconciliation of the beginning and ending amounts of gross unrecognized income tax benefits for uncertain income tax positions, including positions impacting only the timing of income tax benefits was as follows:

(Millions of dollars)
	2012	2011	2010
Reconciliation of unrecognized income tax benefits(1):
Balance at beginning of year	$—	$7	$7
Additions for income tax positions related to prior year	2	—	—
Reductions for income tax positions related to prior year	—	(7)	—
Balance at end of year	$2	$—	$7

Amount that, if recognized, would impact the effective tax rate	$2	$—	$2

(1) Foreign currency translation amounts are included within each line as applicable

Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured on a recurring basis at fair value included in our Consolidated Statements of Financial Position are summarized below:

(Millions of dollars)
	December 31, 2012
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$223	$—	$223
Total Assets	$—	$223	$—	$223
Liabilities
Guarantees	$—	$—	$2	$2
Total Liabilities	$—	$—	$2	$2

	December 31, 2011
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$232	$—	$232
Total Assets	$—	$232	$—	$232
Liabilities
Guarantees	$—	$—	$2	$2
Total Liabilities	$—	$—	$2	$2

	December 31, 2010
	Level 1	Level 2	Level 3	Total Assets/Liabilities, at Fair Value
Assets
Derivative financial instruments, net	$—	$189	$—	$189
Total Assets	$—	$189	$—	$189
Liabilities
Guarantees	$—	$—	$3	$3
Total Liabilities	$—	$—	$3	$3

Roll-forwards of assets and liabilities measured at fair value using Level 3 inputs
Below are roll-forwards of assets and liabilities measured at fair value using Level 3 inputs for the years ended December 31, 2012, 2011 and 2010.  These instruments were valued using pricing models that, in management’s judgment, reflect the assumptions of a marketplace participant.

(Millions of dollars)	Securitized Retained Interests	Guarantees
Balance as of December 31, 2009	$102	$4
Adjustment to adopt consolidation of variable-interest entities	(102)	—
Issuance of guarantees	—	7
Expiration of guarantees	—	(8)
Balance as of December 31, 2010	$—	$3
Issuance of guarantees	—	4
Expiration of guarantees	—	(5)
Balance as of December 31, 2011	$—	$2
Issuance of guarantees	—	2
Expiration of guarantees	—	(2)
Balance as of December 31, 2012	$—	$2

Fair values of financial instruments
Please refer to the table below for the fair values of our financial instruments.

(Millions of dollars)	2012		2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Fair Value Levels	Reference
Cash and cash equivalents	$2,080	$2,080	$1,176	$1,176	$1,676	$1,676	1
Foreign currency contracts:
In a receivable position	$10	$10	$7	$7	$6	$6	2	Note 8
In a payable position	$(5)	$(5)	$(16)	$(16)	$(9)	$(9)	2	Note 8
Cross currency contracts	$(1)	$(1)	$—	$—	$—	$—	2	Note 8
Finance receivables, net (excluding finance leases(1))	$20,189	$20,079	$17,431	$17,172	$15,444	$15,311	2	Note 2
Restricted cash and cash equivalents(2)	$19	$19	$64	$64	$91	$91	1
Short-term borrowings	$(4,651)	$(4,651)	$(3,895)	$(3,895)	$(3,852)	$(3,852)	1	Note 6
Long-term debt	$(25,077)	$(26,063)	$(21,631)	$(22,674)	$(19,362)	$(20,364)	2	Note 7
Interest rate swaps:
In a net receivable position	$228	$228	$248	$248	$211	$211	2	Note 8
In a net payable position	$(9)	$(9)	$(7)	$(7)	$(19)	$(19)	2	Note 8
Guarantees	$(2)	$(2)	$(2)	$(2)	$(3)	$(3)	3	Note 9

(1) As of December 31, 2012, 2011 and 2010, represents finance leases with a net carrying value of $7,968 million, $7,325 million and $7,299 million, respectively.
(2) Included in Other assets in the Consolidated Statements of Financial Position.

Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Transactions with Related Parties
We have variable amount lending agreements and other notes receivable with Caterpillar.  Under these agreements, we may borrow up to $2.45 billion from Caterpillar, and Caterpillar may borrow up to $1.66 billion from us.  The agreements are in effect for indefinite periods of time and may be changed or terminated by either party with 30 days notice.  During January of 2011, we extended a $2 billion committed credit facility to Caterpillar, which expires in February 2019.  Under this agreement, we receive a fee from Caterpillar based on amounts drawn under the credit facility and a commitment fee for the undrawn amounts under the credit facility.  Information concerning these agreements was as follows:

(Millions of dollars)
	2012	2011	2010
Notes payable as of December 31,	$208	$—	$600
Notes receivable as of December 31,	$360	$327	$278
Interest expense	$4	$1	$3
Interest income on Notes Receivable with Caterpillar(1)	$21	$16	$73
Fees on committed credit facility extended to Caterpillar(1)	$41	$40	$—

(1) Included in Other revenues, net in the Consolidated Statements of Profit.

We have agreements with Caterpillar to purchase certain trade receivables at a discount. Information pertaining to these purchases was as follows:

(Millions of dollars)
	2012	2011	2010
Purchases made	$36,665	$32,068	$16,513
Discounts earned	$241	$212	$139
Balance as of December 31,	$3,114	$3,154	$1,815

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year
At December 31, 2012, minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year were as follows:

(Millions of dollars)
2013	$14
2014	13
2015	12
2016	10
2017	10
Thereafter	36
Total	$95

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment information
Supplemental segment data and reconciliations to consolidated external reporting for the years ended December 31 was as follows:

(Millions of dollars) 2012	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2012	Capital expenditures
North America	$938	$263	$270	$274	$15	$11,305	$565
Europe and CPF	467	84	134	76	65	7,785	243
Asia/Pacific	399	132	155	23	24	6,151	133
Latin America	389	111	141	64	26	4,973	172
Mining	451	60	90	250	27	3,212	545
Total Segments	2,644	650	790	687	157	33,426	1,658
Unallocated	73	(93)	61	1	1	1,529	—
Timing	(24)	(6)	—	—	3	17	2
Methodology	—	40	(50)	—	—	(61)	—
Inter-segment Eliminations	—	—	—	—	—	(169)	—
Total	$2,693	$591	$801	$688	$161	$34,742	$1,660

2011	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2011	Capital expenditures
North America	$959	$222	$303	$276	$34	$10,867	$530
Europe and CPF	506	37	166	89	105	6,922	118
Asia/Pacific	333	112	129	16	28	4,605	42
Latin America	350	111	127	47	17	3,995	175
Mining	446	72	90	260	3	2,635	321
Total Segments	2,594	554	815	688	187	29,024	1,186
Unallocated	73	(92)	69	2	2	1,253	3
Timing	(22)	6	—	—	(13)	67	1
Methodology	—	36	(57)	—	—	15	—
Inter-segment Eliminations	—	—	—	—	—	(247)	—
Total	$2,645	$504	$827	$690	$176	$30,112	$1,190

2010	Revenues	Segment Profit	Interest Expense	Depreciation on equipment leased to others	Provision for credit losses	Segment Assets at December 31, 2010	Capital expenditures
North America	$982	$37	$369	$302	$120	$10,897	$512
Europe and CPF	502	64	201	92	50	7,219	120
Asia/Pacific	441	96	136	133	25	4,360	21
Latin America	297	102	119	29	9	3,432	109
Mining	252	45	64	131	(3)	1,518	156
Total Segments	2,474	344	889	687	201	27,426	918
Unallocated	103	(47)	76	3	—	1,415	40
Timing	(25)	(17)	—	—	12	113	1
Methodology	—	49	(48)	—	—	(21)	—
Inter-segment Eliminations	—	—	—	—	—	(181)	—
Total	$2,552	$329	$917	$690	$213	$28,752	$959

Revenue and Equipment, Inside and outside the United States
Inside and outside the United States:

(Millions of dollars)
	2012	2011	2010
Revenues
Inside U.S.	$1,142	$1,112	$1,138
Inside Canada	347	374	362
Inside Australia	301	259	222
All other	903	900	830
Total	$2,693	$2,645	$2,552

Equipment on Operating Leases and Non-Leased Equipment (included in Other Assets), Net	2012	2011	2010
Inside U.S.	$1,218	$986	$1,044
Inside Canada	761	771	818
Inside Australia	342	314	343
All other	742	592	567
Total	$3,063	$2,663	$2,772

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected quarterly financial data

(Millions of dollars)
2012	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$668	$668	$678	$679
Profit before income taxes	$170	$144	$153	$124
Profit	$120	$104	$109	$99

2011	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$640	$675	$668	$662
Profit before income taxes	$115	$152	$126	$111
Profit	$83	$107	$93	$95

2010	First quarter	Second quarter	Third quarter	Fourth quarter
Total revenues	$631	$648	$640	$633
Profit before income taxes	$71	$95	$89	$74
Profit	$53	$82	$73	$70

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011	Dec. 31, 2010
Ownership percentage of investments in companies below which the entity must exercise significant infuence in order to be accounted for under the equity method	20.00%
Ownership percentage of investments in companies below which the entity does not exercise significant influence and are accounted for under the cost method	20.00%
Cash provided by operating activities	$ 1,038	$ 973	$ 834
Cash provided by financing activities	4,304	1,292	(2,603)
Cumulative correction of immaterial errors in deferred taxes related to prior periods		15	22
Period after which collection of future income is considered as not probable	120 days
Period after which unpaid installments are considered as past due	30 days
Minimum
Ownership percentage of investments in companies accounted for under the equity method	20.00%
Maximum
Ownership percentage of investments in companies accounted for under the equity method	50.00%
Cash flow adjustment
Cash provided by operating activities	(57)	(53)	(50)
Cash provided by financing activities	$ 57	$ 53	$ 50

Summary of Significant Accounting Policies (Details 2) (Equipment on operating leases)	12 Months Ended
Dec. 31, 2012
Minimum
Depreciation
Lease term used to calculate depreciation	1 year
Maximum
Depreciation
Lease term used to calculate depreciation	7 years

Summary of Significant Accounting Policies (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation	$ 184	$ 122	$ 231
Derivative financial instruments	(8)	(6)	(14)	(41)
Total Accumulated other comprehensive income/(loss)	$ 176	$ 116	$ 217

Financing Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	$ 13,501
Amounts due in 2014	5,702
Amounts due in 2015	4,164
Amounts due in 2016	2,325
Amounts due in 2017	1,898
Amounts due thereafter	1,017
Total amounts due	28,607
Guaranteed residual value	477
Unguaranteed residual value	497
Less: Unearned income	(998)	(944)	(969)
Total gross finance receivables	28,583	25,125	23,106
Less: Allowance for credit losses	(426)	(369)	(363)	(377)
Total net finance receivables	28,157	24,756	22,743
Retail Installment Sale Contracts
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	1,931
Amounts due in 2014	1,440
Amounts due in 2015	961
Amounts due in 2016	491
Amounts due in 2017	183
Amounts due thereafter	31
Total amounts due	5,037
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned income	(74)
Total gross finance receivables	4,963
Wholesale Installment Sale Contracts
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	286
Amounts due in 2014	13
Amounts due in 2015	8
Amounts due in 2016	3
Amounts due in 2017	0
Amounts due thereafter	0
Total amounts due	310
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned income	0
Total gross finance receivables	310
Retail Finance Leases
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	3,239
Amounts due in 2014	2,180
Amounts due in 2015	1,252
Amounts due in 2016	618
Amounts due in 2017	249
Amounts due thereafter	125
Total amounts due	7,663
Guaranteed residual value	420
Unguaranteed residual value	469
Less: Unearned income	(772)
Total gross finance receivables	7,780
Wholesale Finance Leases
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	103
Amounts due in 2014	66
Amounts due in 2015	48
Amounts due in 2016	25
Amounts due in 2017	6
Amounts due thereafter	0
Total amounts due	248
Guaranteed residual value	57
Unguaranteed residual value	28
Less: Unearned income	(25)
Total gross finance receivables	308
Retail Notes
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	4,069
Amounts due in 2014	1,837
Amounts due in 2015	1,715
Amounts due in 2016	1,175
Amounts due in 2017	1,454
Amounts due thereafter	861
Total amounts due	11,111
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned income	(87)
Total gross finance receivables	11,024
Wholesale Notes
Accounts, Notes, Loans and Financing Receivable
Amounts due in 2013	3,873
Amounts due in 2014	166
Amounts due in 2015	180
Amounts due in 2016	13
Amounts due in 2017	6
Amounts due thereafter	0
Total amounts due	4,238
Guaranteed residual value	0
Unguaranteed residual value	0
Less: Unearned income	(40)
Total gross finance receivables	$ 4,198

Financing Activities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer
Financing Receivable, Impaired
Recorded Investment	$ 593	$ 484	$ 396
Unpaid Principal Balance	584	471	388
Related Allowance	54	34	29
Average Recorded Investment	520	504	272
Interest Income Recognized	11	15	8
Customer | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	378	326	283
Unpaid Principal Balance	377	317	281
Related Allowance	0	0	0
Average Recorded Investment	332	345	152
Interest Income Recognized	6	12	2
Customer | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	215	158	113
Unpaid Principal Balance	207	154	107
Related Allowance	54	34	29
Average Recorded Investment	188	159	120
Interest Income Recognized	5	3	6
Customer | North America
Financing Receivable, Impaired
Recorded Investment	53	106	140
Unpaid Principal Balance	50	100	138
Related Allowance	7	6	16
Average Recorded Investment	75	147	105
Interest Income Recognized	4	6	5
Customer | North America | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	28	83	87
Unpaid Principal Balance	27	80	87
Related Allowance	0	0	0
Average Recorded Investment	50	91	39
Interest Income Recognized	3	4	2
Customer | North America | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	25	23	53
Unpaid Principal Balance	23	20	51
Related Allowance	7	6	16
Average Recorded Investment	25	56	66
Interest Income Recognized	1	2	3
Customer | Europe
Financing Receivable, Impaired
Recorded Investment	73	69	32
Unpaid Principal Balance	71	67	26
Related Allowance	11	8	6
Average Recorded Investment	72	31	28
Interest Income Recognized	2	0	1
Customer | Europe | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	45	47	6
Unpaid Principal Balance	45	46	4
Related Allowance	0	0	0
Average Recorded Investment	45	11	7
Interest Income Recognized	1	0	0
Customer | Europe | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	28	22	26
Unpaid Principal Balance	26	21	22
Related Allowance	11	8	6
Average Recorded Investment	27	20	21
Interest Income Recognized	1	0	1
Customer | Asia/Pacific
Financing Receivable, Impaired
Recorded Investment	21	13	17
Unpaid Principal Balance	21	13	17
Related Allowance	4	3	3
Average Recorded Investment	18	16	22
Interest Income Recognized	1	1	1
Customer | Asia/Pacific | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	2	4	5
Unpaid Principal Balance	2	4	5
Related Allowance	0	0	0
Average Recorded Investment	3	5	6
Interest Income Recognized	0	0	0
Customer | Asia/Pacific | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	19	9	12
Unpaid Principal Balance	19	9	12
Related Allowance	4	3	3
Average Recorded Investment	15	11	16
Interest Income Recognized	1	1	1
Customer | Mining
Financing Receivable, Impaired
Recorded Investment	1	8	8
Unpaid Principal Balance	1	8	8
Related Allowance	0	0	0
Average Recorded Investment	8	8	9
Interest Income Recognized	0	1	1
Customer | Mining | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	1	8	8
Unpaid Principal Balance	1	8	8
Related Allowance	0	0	0
Average Recorded Investment	8	8	3
Interest Income Recognized	0	1	0
Customer | Mining | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	0	0	0
Unpaid Principal Balance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	0	0	6
Interest Income Recognized	0	0	1
Customer | Latin America
Financing Receivable, Impaired
Recorded Investment	37	28	13
Unpaid Principal Balance	37	28	13
Related Allowance	8	4	2
Average Recorded Investment	33	20	10
Interest Income Recognized	2	1	0
Customer | Latin America | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	7	9	3
Unpaid Principal Balance	7	9	3
Related Allowance	0	0	0
Average Recorded Investment	6	9	5
Interest Income Recognized	0	1	0
Customer | Latin America | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	30	19	10
Unpaid Principal Balance	30	19	10
Related Allowance	8	4	2
Average Recorded Investment	27	11	5
Interest Income Recognized	2	0	0
Customer | Caterpillar Power Finance
Financing Receivable, Impaired
Recorded Investment	408	260	186
Unpaid Principal Balance	404	255	186
Related Allowance	24	13	2
Average Recorded Investment	314	282	98
Interest Income Recognized	2	6	0
Customer | Caterpillar Power Finance | Impaired Loans and Finance Leases With No Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	295	175	174
Unpaid Principal Balance	295	170	174
Related Allowance	0	0	0
Average Recorded Investment	220	221	92
Interest Income Recognized	2	6	0
Customer | Caterpillar Power Finance | Impaired Loans and Finance Leases With An Allowance Recorded
Financing Receivable, Impaired
Recorded Investment	113	85	12
Unpaid Principal Balance	109	85	12
Related Allowance	24	13	2
Average Recorded Investment	94	61	6
Interest Income Recognized	0	0	0
Dealer
Financing Receivable, Impaired
Recorded Investment	0	0	0
Average Recorded Investment	0	0	6
Dealer | Europe
Financing Receivable, Impaired
Average Recorded Investment			6
Caterpillar Purchased Receivables
Financing Receivable, Impaired
Recorded Investment	0	0	0
Average Recorded Investment	$ 0	$ 0	$ 0

Financing Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Period after which unpaid installments are considered as past due	30 days
Period after which collection of future income is considered as not probable	120 days
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	$ 206	$ 224	$ 298
61-90 Days Past Due	73	108	107
Greater than 91 Days Past Due	421	450	570
Total Past Due	700	782	975
Current	27,883	24,343	22,131
Total gross finance receivables	28,583	25,125	23,106
Greater than 91, Still Accruing	31	66	92
Investment in loans and finance leases on non-accrual status	513	472	639
North America
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	10,271	9,923	9,731
Europe
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	3,539	2,960	2,964
Asia/Pacific
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	5,293	4,192	3,154
Mining
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	1,974	1,485	886
Latin America
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	4,323	3,616	3,258
Caterpillar Power Finance
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	3,183	2,949	3,113
Customer
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	19,883	17,998	17,980
Customer | North America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	35	75	139
61-90 Days Past Due	8	39	44
Greater than 91 Days Past Due	52	111	228
Total Past Due	95	225	411
Current	5,889	5,448	6,037
Total gross finance receivables	5,984	5,673	6,448
Greater than 91, Still Accruing	0	9	27
Investment in loans and finance leases on non-accrual status	59	112	217
Customer | Europe
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	23	27	27
61-90 Days Past Due	9	11	12
Greater than 91 Days Past Due	36	57	106
Total Past Due	68	95	145
Current	2,487	2,129	2,365
Total gross finance receivables	2,555	2,224	2,510
Greater than 91, Still Accruing	6	10	26
Investment in loans and finance leases on non-accrual status	38	58	89
Customer | Asia/Pacific
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	53	48	63
61-90 Days Past Due	19	23	17
Greater than 91 Days Past Due	54	38	37
Total Past Due	126	109	117
Current	3,354	3,102	2,537
Total gross finance receivables	3,480	3,211	2,654
Greater than 91, Still Accruing	18	14	12
Investment in loans and finance leases on non-accrual status	36	24	24
Customer | Mining
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	1	0	0
Greater than 91 Days Past Due	12	12	0
Total Past Due	13	12	0
Current	1,960	1,473	875
Total gross finance receivables	1,973	1,485	875
Greater than 91, Still Accruing	0	0	0
Investment in loans and finance leases on non-accrual status	12	12	7
Customer | Latin America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	62	32	44
61-90 Days Past Due	19	15	16
Greater than 91 Days Past Due	138	99	144
Total Past Due	219	146	204
Current	2,500	2,339	2,222
Total gross finance receivables	2,719	2,485	2,426
Greater than 91, Still Accruing	0	0	1
Investment in loans and finance leases on non-accrual status	148	108	139
Customer | Caterpillar Power Finance
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	15	14	18
61-90 Days Past Due	14	16	17
Greater than 91 Days Past Due	126	125	54
Total Past Due	155	155	89
Current	3,017	2,765	2,978
Total gross finance receivables	3,172	2,920	3,067
Greater than 91, Still Accruing	4	25	25
Investment in loans and finance leases on non-accrual status	220	158	163
Dealer
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	5,586	3,973	3,311
Investment in loans and finance leases on non-accrual status	0	0	0
Dealer | North America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	2	0
Total Past Due	0	2	0
Current	2,931	2,412	1,993
Total gross finance receivables	2,931	2,414	1,993
Greater than 91, Still Accruing	0	2	0
Dealer | Europe
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	652	334	344
Total gross finance receivables	652	334	344
Greater than 91, Still Accruing	0	0	0
Dealer | Asia/Pacific
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	945	516	296
Total gross finance receivables	945	516	296
Greater than 91, Still Accruing	0	0	0
Dealer | Mining
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	1	0	0
Total gross finance receivables	1	0	0
Greater than 91, Still Accruing	0	0	0
Dealer | Latin America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	1,057	709	659
Total gross finance receivables	1,057	709	659
Greater than 91, Still Accruing	0	0	0
Dealer | Caterpillar Power Finance
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	0	0	19
Total gross finance receivables	0	0	19
Greater than 91, Still Accruing	0	0	0
Caterpillar Purchased Receivables
Financing Receivable, Recorded Investment, Past Due
Total gross finance receivables	3,114	3,154	1,815
Investment in loans and finance leases on non-accrual status	0	0	0
Caterpillar Purchased Receivables | North America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	17	25	3
61-90 Days Past Due	3	4	1
Greater than 91 Days Past Due	2	6	1
Total Past Due	22	35	5
Current	1,334	1,801	1,285
Total gross finance receivables	1,356	1,836	1,290
Greater than 91, Still Accruing	2	6	1
Caterpillar Purchased Receivables | Europe
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	1	3	1
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	1	3	1
Current	331	399	109
Total gross finance receivables	332	402	110
Greater than 91, Still Accruing	0	0	0
Caterpillar Purchased Receivables | Asia/Pacific
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	868	465	204
Total gross finance receivables	868	465	204
Greater than 91, Still Accruing	0	0	0
Caterpillar Purchased Receivables | Mining
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	0	0	11
Total gross finance receivables	0	0	11
Greater than 91, Still Accruing	0	0	0
Caterpillar Purchased Receivables | Latin America
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	0
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	0	0	0
Total Past Due	0	0	0
Current	547	422	173
Total gross finance receivables	547	422	173
Greater than 91, Still Accruing	0	0	0
Caterpillar Purchased Receivables | Caterpillar Power Finance
Financing Receivable, Recorded Investment, Past Due
31-60 Days Past Due	0	0	3
61-90 Days Past Due	0	0	0
Greater than 91 Days Past Due	1	0	0
Total Past Due	1	0	3
Current	10	29	24
Total gross finance receivables	11	29	27
Greater than 91, Still Accruing	$ 1	$ 0	$ 0

Financing Activities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses
Balance at beginning of year	$ 369	$ 363	$ 377
Adjustment to adopt consolidation of variable-interest entities			18
Receivables written off	(149)	(210)	(288)
Recoveries on receivables previously written off	47	52	51
Provision for credit losses	160	170	205
Adjustment due to sale of receivables	(2)	(3)	0
Foreign currency translation adjustment	1	(3)	0
Balance at end of year	426	369	363
Allowance for credit losses as a percent of finance receivables, net of unearned income			1.57%
Allowance for Credit Losses
Individually evaluated for impairment	54	34	29
Collectively evaluated for impairment	372	335	334
Ending balance	426	369	363
Recorded Investment in Finance Receivables
Individually evaluated for impairment	593	484	396
Collectively evaluated for impairment	27,990	24,641	22,710
Total gross finance receivables	28,583	25,125	23,106
Customer
Financing Receivable, Allowance for Credit Losses
Balance at beginning of year	360	357
Receivables written off	(149)	(210)
Recoveries on receivables previously written off	47	52
Provision for credit losses	157	167
Adjustment due to sale of receivables	(2)	(3)
Foreign currency translation adjustment	1	(3)
Balance at end of year	414	360
Allowance for Credit Losses
Individually evaluated for impairment	54	34	29
Collectively evaluated for impairment	360	326	328
Ending balance	414	360
Recorded Investment in Finance Receivables
Individually evaluated for impairment	593	484	396
Collectively evaluated for impairment	19,290	17,514	17,584
Total gross finance receivables	19,883	17,998	17,980
Dealer
Financing Receivable, Allowance for Credit Losses
Balance at beginning of year	6	5
Receivables written off	0	0
Recoveries on receivables previously written off	0	0
Provision for credit losses	3	1
Adjustment due to sale of receivables	0	0
Foreign currency translation adjustment	0	0
Balance at end of year	9	6
Allowance for Credit Losses
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	9	6	5
Ending balance	9	6
Recorded Investment in Finance Receivables
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	5,586	3,973	3,311
Total gross finance receivables	5,586	3,973	3,311
Caterpillar Purchased Receivables
Financing Receivable, Allowance for Credit Losses
Balance at beginning of year	3	1
Receivables written off	0	0
Recoveries on receivables previously written off	0	0
Provision for credit losses	0	2
Adjustment due to sale of receivables	0	0
Foreign currency translation adjustment	0	0
Balance at end of year	3	3
Allowance for Credit Losses
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	3	3	1
Ending balance	3	3
Recorded Investment in Finance Receivables
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	3,114	3,154	1,815
Total gross finance receivables	$ 3,114	$ 3,154	$ 1,815

Financing Activities (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	$ 28,583	$ 25,125	$ 23,106
Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	28,070	24,653	22,467
Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	513	472	639
North America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	10,271	9,923	9,731
North America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	10,212	9,811	9,514
North America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	59	112	217
Europe
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,539	2,960	2,964
Europe | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,501	2,902	2,875
Europe | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	38	58	89
Asia/Pacific
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,293	4,192	3,154
Asia/Pacific | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,257	4,168	3,130
Asia/Pacific | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	36	24	24
Mining
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,974	1,485	886
Mining | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,962	1,473	879
Mining | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	12	12	7
Latin America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	4,323	3,616	3,258
Latin America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	4,175	3,508	3,119
Latin America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	148	108	139
Caterpillar Power Finance
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,183	2,949	3,113
Caterpillar Power Finance | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,963	2,791	2,950
Caterpillar Power Finance | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	220	158	163
Customer
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	19,883	17,998	17,980
Customer | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	19,370	17,526	17,341
Customer | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	513	472	639
Customer | North America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,984	5,673	6,448
Customer | North America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,925	5,561	6,231
Customer | North America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	59	112	217
Customer | Europe
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,555	2,224	2,510
Customer | Europe | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,517	2,166	2,421
Customer | Europe | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	38	58	89
Customer | Asia/Pacific
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,480	3,211	2,654
Customer | Asia/Pacific | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,444	3,187	2,630
Customer | Asia/Pacific | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	36	24	24
Customer | Mining
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,973	1,485	875
Customer | Mining | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,961	1,473	868
Customer | Mining | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	12	12	7
Customer | Latin America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,719	2,485	2,426
Customer | Latin America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,571	2,377	2,287
Customer | Latin America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	148	108	139
Customer | Caterpillar Power Finance
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,172	2,920	3,067
Customer | Caterpillar Power Finance | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,952	2,762	2,904
Customer | Caterpillar Power Finance | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	220	158	163
Dealer
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,586	3,973	3,311
Dealer | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	5,586	3,973	3,311
Dealer | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | North America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,931	2,414	1,993
Dealer | North America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	2,931	2,414	1,993
Dealer | North America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | Europe
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	652	334	344
Dealer | Europe | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	652	334	344
Dealer | Europe | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | Asia/Pacific
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	945	516	296
Dealer | Asia/Pacific | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	945	516	296
Dealer | Asia/Pacific | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | Mining
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1	0	0
Dealer | Mining | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1	0	0
Dealer | Mining | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | Latin America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,057	709	659
Dealer | Latin America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,057	709	659
Dealer | Latin America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Dealer | Caterpillar Power Finance
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	19
Dealer | Caterpillar Power Finance | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	19
Dealer | Caterpillar Power Finance | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,114	3,154	1,815
Caterpillar Purchased Receivables | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	3,114	3,154	1,815
Caterpillar Purchased Receivables | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | North America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,356	1,836	1,290
Caterpillar Purchased Receivables | North America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	1,356	1,836	1,290
Caterpillar Purchased Receivables | North America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | Europe
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	332	402	110
Caterpillar Purchased Receivables | Europe | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	332	402	110
Caterpillar Purchased Receivables | Europe | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | Asia/Pacific
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	868	465	204
Caterpillar Purchased Receivables | Asia/Pacific | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	868	465	204
Caterpillar Purchased Receivables | Asia/Pacific | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | Mining
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	11
Caterpillar Purchased Receivables | Mining | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	11
Caterpillar Purchased Receivables | Mining | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | Latin America
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	547	422	173
Caterpillar Purchased Receivables | Latin America | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	547	422	173
Caterpillar Purchased Receivables | Latin America | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	0	0	0
Caterpillar Purchased Receivables | Caterpillar Power Finance
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	11	29	27
Caterpillar Purchased Receivables | Caterpillar Power Finance | Performing
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	11	29	27
Caterpillar Purchased Receivables | Caterpillar Power Finance | Nonperforming
Recorded investment in finance receivables
Recorded Investment in Finance Receivables, Ending Balance	$ 0	$ 0	$ 0

Financing Activities (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 contracts		Dec. 31, 2011 contracts
Loan and finance lease receivables modified as TDRs
Number of Contracts	199		125
Pre-TDR Outstanding Recorded Investment	$ 284		$ 184
Post-TDR Outstanding Recorded Investment	284		184
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	67		70
Post-TDR Recorded Investment	26		101
Additional investments not recorded	24		15
Remaining commitments	1
Customer | North America
Loan and finance lease receivables modified as TDRs
Number of Contracts	98		71
Pre-TDR Outstanding Recorded Investment	15		13
Post-TDR Outstanding Recorded Investment	15		13
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	49		48
Post-TDR Recorded Investment	4		26
Customer | Europe
Loan and finance lease receivables modified as TDRs
Number of Contracts	21		7
Pre-TDR Outstanding Recorded Investment	8		44	[1]
Post-TDR Outstanding Recorded Investment	8		44	[1]
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	0		1
Post-TDR Recorded Investment	0		1
Customer | Asia/Pacific
Loan and finance lease receivables modified as TDRs
Number of Contracts	12		0
Pre-TDR Outstanding Recorded Investment	3		0
Post-TDR Outstanding Recorded Investment	3		0
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	2		0
Post-TDR Recorded Investment	1		0
Customer | Mining
Loan and finance lease receivables modified as TDRs
Number of Contracts	0		0
Pre-TDR Outstanding Recorded Investment	0		0
Post-TDR Outstanding Recorded Investment	0		0
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	0		0
Post-TDR Recorded Investment	0		0
Customer | Latin America
Loan and finance lease receivables modified as TDRs
Number of Contracts	41		12
Pre-TDR Outstanding Recorded Investment	5		10
Post-TDR Outstanding Recorded Investment	5		10
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	0		7
Post-TDR Recorded Investment	0		4
Customer | Caterpillar Power Finance
Loan and finance lease receivables modified as TDRs
Number of Contracts	27		35
Pre-TDR Outstanding Recorded Investment	253	[2]	117	[3]
Post-TDR Outstanding Recorded Investment	253	[2]	117	[3]
TDRs with a payment default which had been modified within twelve months prior to the default date
Number of Contracts	16		14
Post-TDR Recorded Investment	$ 21	[4]	$ 70	[5]
Dealer
Loan and finance lease receivables modified as TDRs
Number of Contracts	0		0
Caterpillar Purchased Receivables
Loan and finance lease receivables modified as TDRs
Number of Contracts	0		0

[1]	One customer comprises $43 million of the $44 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.
[2]	Ten customers comprise $248 million of the $253 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2012.
[3]	Three customers comprise $104 million of the $117 million pre-TDR and post-TDR outstanding recorded investment for the year ended December 31, 2011.
[4]	Two customers comprise $19 million of the $21 million post-TDR recorded investment for the year ended December 31, 2012.
[5]	Two customers comprise $65 million of the $70 million post-TDR recorded investment for the year ended December 31, 2011.

Financing Activities (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans Managed, Securitized or Asset-backed Financing Arrangement
Asset backed securitization, Restricted assets of consolidated SPE	$ 0	$ 0	$ 136
Asset backed securitization, Restricted liabilities of consolidated SPE	0	0	73
Proceeds from sales of finance receivables and equipment on operating leases	206	207	16
Gain on sales of receivables	3	4	0
Off balance-sheet managed assets	291	235	225
Purchase of trade receivables from Caterpillar Entities
Amortization of receivables purchase discount	241	212	139
Retail finance leases
Loans Managed, Securitized or Asset-backed Financing Arrangement
Off balance-sheet managed assets	116	133	109
Retail installment sale contracts
Loans Managed, Securitized or Asset-backed Financing Arrangement
Off balance-sheet managed assets	66	48	73
Operating leases
Loans Managed, Securitized or Asset-backed Financing Arrangement
Off balance-sheet managed assets	60	15	36
Retail notes receivable
Loans Managed, Securitized or Asset-backed Financing Arrangement
Off balance-sheet managed assets	$ 49	$ 39	$ 7

Equipment on Operating Leases (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Scheduled minimum rental payments for operating leases
2013	$ 754
2014	523
2015	318
2016	172
2017	63
Thereafter	19
Total	1,849
Equipment leased to others
Equipment on operating leases
Equipment on operating leases, at cost	4,410	4,082	4,241
Less: Accumulated depreciation	(1,451)	(1,471)	(1,530)
Equipment on operating leases, net	$ 2,959	$ 2,611	$ 2,711

Concentration of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate	Dec. 31, 2010 Rate
Concentration Risk
Derivatives, Maximum exposure to credit loss	306	342	318
Construction related industries
Concentration Risk
Concentration Risk, Percentage	33.00%	33.00%	33.00%
North America
Concentration Risk
Concentration Risk, Percentage	40.00%	40.00%	45.00%

Credit Commitments (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility
Number of global credit facilities	3	3
Caterpillar's consolidated net worth	$ 24,500,000,000	$ 24,500,000,000
Minimum net worth required under the Credit Facility	9,000,000,000	9,000,000,000
Covenant interest coverage ratio, Numerator		1.7
Covenant interest coverage ratio, Denominator		1
Minimum interest coverage ratio, required by the Credit Facility, Numerator		1.15
Minimum interest coverage ratio, required by the Credit Facility, Denominator		1
Leverage Ratio, Numerator	8.7	8.74
Leverage Ratio, Denominator	1	1
Maximum Leverage Ratio, Permissible Under Credit Facility, Numerator		10
Maximum Leverage Ratio, Permissible Under Credit Facility, Denominator		1
Amount available	10,000,000,000	10,000,000,000
Maximum borrowing capacity from Caterpillar, Variable lending agreements	2,450,000,000	2,450,000,000
Maximum lending capacity to Caterpillar, Variable lending agreements	1,660,000,000	1,660,000,000
Notes receivable from Caterpillar	360,000,000	360,000,000	327,000,000	278,000,000
Notes payable to Caterpillar	208,000,000	208,000,000	0	600,000,000
Amount available, Committed credit facility extended to Caterpillar	2,000,000,000	2,000,000,000
Amount outstanding, Committed credit facility extended to Caterpillar	0	0
Revolving credit facilities
Line of Credit Facility
Amount outstanding	0	0
Revolving credit facilities | Cat Financial
Line of Credit Facility
Amount available	7,250,000,000	7,250,000,000
364-day facility
Line of Credit Facility
Amount available	3,000,000,000	3,000,000,000
364-day facility | Cat Financial
Line of Credit Facility
Amount available	2,180,000,000	2,180,000,000
Four-year facility
Line of Credit Facility
Amount available	2,600,000,000	2,600,000,000
Four-year facility | Cat Financial
Line of Credit Facility
Amount available	1,880,000,000	1,880,000,000
Five-year facility
Line of Credit Facility
Amount available	4,400,000,000	4,400,000,000
Five-year facility | Cat Financial
Line of Credit Facility
Amount available	3,190,000,000	3,190,000,000
Credit lines with banks
Line of Credit Facility
Amount available	4,400,000,000	4,400,000,000
Amount outstanding	$ 2,020,000,000	$ 2,020,000,000	$ 2,110,000,000

Short-Term Borrowings (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt
Short-term borrowings, Balance	$ 4,651	$ 3,895	$ 3,852
Commercial paper, net
Short-term Debt
Short-term borrowings, Balance	3,654	2,818	2,710
Short-term borrowings, Avg. Rate	0.60%	1.00%	1.50%
Bank borrowings
Short-term Debt
Short-term borrowings, Balance	418	527	479
Short-term borrowings, Avg. Rate	5.60%	7.30%	4.90%
Variable denomination floating rate demand notes
Short-term Debt
Short-term borrowings, Balance	$ 579	$ 550	$ 663
Short-term borrowings, Avg. Rate	0.80%	0.90%	1.10%

Long-Term Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument
Medium-term notes, maximum remaining maturity	10 years
Long-term debt	$ 25,077,000,000	$ 21,631,000,000	$ 19,362,000,000
Long-term debt outstanding maturity:
2013	5,991,000,000
2014	6,559,000,000
2015	4,648,000,000
2016	2,027,000,000
2017	2,693,000,000
Thereafter	3,159,000,000
Total	25,077,000,000	21,631,000,000	19,362,000,000
Medium-term notes
Debt Instrument
Long-term debt issued	8,030,000,000
Long-term debt issued at fixed interest rates	6,580,000,000
Long-term debt issued at floating interest rates	1,450,000,000
Long term debt, gross	23,488,000,000	20,058,000,000	17,690,000,000
Unamortized discount	(13,000,000)	(10,000,000)	(9,000,000)
Long-term debt	23,475,000,000	20,048,000,000	17,681,000,000
Long-term debt, Avg. Rate	3.20%	3.90%	4.60%
Long-term debt outstanding maturity:
Total	23,475,000,000	20,048,000,000	17,681,000,000
Bank borrowings
Debt Instrument
Long-term debt	1,602,000,000	1,583,000,000	1,603,000,000
Long-term debt, Avg. Rate	4.10%	3.70%	3.80%
Long-term debt outstanding maturity:
Total	1,602,000,000	1,583,000,000	1,603,000,000
Secured borrowings
Debt Instrument
Long-term debt	0	0	78,000,000
Long-term debt, Avg. Rate			4.90%
Long-term debt outstanding maturity:
Total	$ 0	$ 0	$ 78,000,000

Derivative Financial Instruments and Risk Management (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Derivative
Deferred net losses, interest rate risk, to be reclassified from equity to current earnings over the next twelve months	$ 3

Derivative Financial Instruments and Risk Management (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value
Asset Fair Value	$ 238	$ 255	$ 217
Liability Fair Value	(15)	(23)	(28)
Designated derivatives
Derivatives, Fair Value
Asset (Liability) Fair Value	218	242	193
Designated derivatives | Interest rate contracts | Other assets
Derivatives, Fair Value
Asset Fair Value	226	248	211
Designated derivatives | Interest rate contracts | Accrued expenses
Derivatives, Fair Value
Liability Fair Value	(8)	(6)	(18)
Undesignated derivatives
Derivatives, Fair Value
Asset (Liability) Fair Value	5	(10)	(4)
Undesignated derivatives | Interest rate contracts | Other assets
Derivatives, Fair Value
Asset Fair Value	2	0	0
Undesignated derivatives | Interest rate contracts | Accrued expenses
Derivatives, Fair Value
Liability Fair Value	(1)	(1)	(1)
Undesignated derivatives | Foreign exchange contracts | Other assets
Derivatives, Fair Value
Asset Fair Value	10	7	6
Undesignated derivatives | Foreign exchange contracts | Accrued expenses
Derivatives, Fair Value
Liability Fair Value	(5)	(16)	(9)
Undesignated derivatives | Cross currency contracts | Accrued expenses
Derivatives, Fair Value
Liability Fair Value	$ (1)	$ 0	$ 0

Derivative Financial Instruments and Risk Management (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative
Balance at beginning of year, net of tax	$ (6)	$ (14)	$ (41)
Gains (losses) deferred during the year, net of tax	1	(1)	(6)
(Gains) losses reclassified to earnings, net of tax	(3)	9	33
Balance at end of year, net of tax	(8)	(6)	(14)
Beginning balance, tax	3	6	21
Gains (losses) deferred during the year, tax	0	0	1
(Gains) losses reclassified to earnings, tax	(1)	3	16
Ending balance, tax	$ 4	$ 3	$ 6

Derivative Financial Instruments and Risk Management (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss)
Interest rate contracts, Amount of Gains (Losses) Reclassified from AOCI to Earnings (Effective Portion)	$ 4	$ (12)	$ (49)
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	(1)	(2)	(1)
Gains (Losses) on derivatives not designated as hedging instruments	6	(15)	18
Interest expense
Derivative Instruments, Gain (Loss)
Interest rate contracts, Amount of Gains (Losses) Reclassified from AOCI to Earnings (Effective Portion)	4	(12)	(49)
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	0	0	0
Other income (expense)
Derivative Instruments, Gain (Loss)
Gains (Losses) on Derivatives	(20)	39	107
Gains (Losses) on Borrowings	36	(44)	(98)
Interest rate contracts, Amount of Gains (Losses) Reclassified from AOCI to Earnings (Effective Portion)	0	0	0
Interest rate contracts, Recognized in Earnings (Ineffective Portion)	(1)	(2)	(1)
Interest rate contracts, Gains (Losses) on derivatives not designated as hedging instruments	0	0	2
Foreign exchange contracts | Other income (expense)
Derivative Instruments, Gain (Loss)
Foreign exchange contracts, Gains (Losses) on derivatives not designated as hedging instruments	7	(15)	16
Cross currency contracts | Other income (expense)
Derivative Instruments, Gain (Loss)
Foreign exchange contracts, Gains (Losses) on derivatives not designated as hedging instruments	$ (1)	$ 0	$ 0

Derivative Financial Instruments and Risk Management (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amount of Recognized Assets	$ 238	$ 255	$ 217
Gross Amounts Offset	0	0	0
Net Amount of Assets	238	255	217
Gross Amounts Not Offset, Financial Instruments	(12)	(11)	(26)
Gross Amounts Not Offset, Cash Collateral Received	0	0	0
Net Amount	226	244	191
Gross Amount of Recognized Liabilities	(15)	(23)	(28)
Gross Amounts Offset	0	0	0
Net Amount of Liabilities	(15)	(23)	(28)
Gross Amounts Not Offset, Financial Instruments	12	11	26
Gross Amounts Not Offset, Cash Collateral Received	0	0	0
Net Amount	$ (3)	$ (12)	$ (2)

Commitments and Contingent Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantees [Abstract]
Related liability	$ 2,000,000	$ 2,000,000	$ 3,000,000
SPC's assets in Consolidated Statements of Financial Position	927,000,000	586,000,000	365,000,000
SPC's liabilities in Consolidated Statements of Financial Position	927,000,000	586,000,000	365,000,000
Unused commitments and lines of credit for dealers	10,970,000,000	6,600,000,000	6,580,000,000
Unused commitments and lines of credit for customers	4,690,000,000	2,790,000,000	2,610,000,000
Guarantor Obligations
Guarantees, maximum potential amount of future payments	61,000,000	80,000,000	96,000,000
Guarantees with customers
Guarantor Obligations
Guarantees, maximum potential amount of future payments	61,000,000	69,000,000	79,000,000
Limited indemnity
Guarantor Obligations
Guarantees, maximum potential amount of future payments	$ 0	$ 11,000,000	$ 17,000,000

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Profit before income taxes
U.S.													$ 38	$ 49	$ (50)
Non-U.S.													553	455	379
Profit before income taxes	124	153	144	170	111	126	152	115	74	89	95	71	591	504	329
Current income tax provision (benefit)
U.S.													14	(14)	(43)
Non-U.S.													179	164	109
State (U.S.)													(2)	2	(1)
Current income tax provision (benefit)													191	152	65
Deferred income tax provision (benefit)
U.S.													(13)	(5)	(8)
Non-U.S.													(27)	(32)	(14)
State (U.S.)													(3)	(4)	(3)
Deferred income tax provision (benefit)													(43)	(41)	(25)
Total Provision for income taxes													$ 148	$ 111	$ 40

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate	Dec. 31, 2010 Rate
Reconciliation of statutory rate to effective income tax rate
Taxes computed at U.S. statutory rates	$ 207	$ 176	$ 115
U.S. statutory tax rate (as a percent)	35.00%	35.00%	35.00%
(Decreases) increases in taxes resulting from:
State Income Tax, net of Federal Tax	(3)	(1)	(2)
State Income Tax, net of Federal Tax (as a percent)	(0.50%)	(0.20%)	(0.60%)
Prior Year Non-U.S. tax and interest adjustment - Refund Claim	0	0	(10)
Prior Year Non-U.S. tax and interest adjustment - Refund Claim (as a percent)	0.00%	0.00%	(3.00%)
Prior Year Non-U.S. tax and interest adjustment - Other	0	(15)	(12)
Prior Year Non-U.S. tax and interest adjustment - Other (as a percent)	0.00%	(3.00%)	(3.60%)
Subsidiaries' results subject to tax rates other than U.S. statutory rates	(50)	(46)	(47)
Subsidiaries' results subject to tax rates other than U.S. statutory rates (as a percent)	(8.60%)	(9.10%)	(14.20%)
Other, net	(6)	(3)	(4)
Other, net (as a percent)	(1.00%)	(0.60%)	(1.20%)
Provision for income taxes	148	111	40
Provision for income taxes, Effective Income Tax Rate (as a percent)	24.90%	22.10%	12.40%
Prior year Non-U.S. tax and interest adjustment		15	22
Prior Year Non-U.S. tax and interest adjustment - Refund Claim	0	0	10
Prior Year Non-U.S. tax and interest adjustment - Other	$ 0	$ 15	$ 12

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Deferred and refundable income taxes	$ 104	$ 84	$ 85
Deferred tax liabilities
Deferred income taxes and other liabilities	(539)	(584)	(594)
Deferred income taxes, net	$ (435)	$ (500)	$ (509)

Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Allowance for credit losses	$ 156	$ 114	$ 91
Tax credit carryforwards	0	13	24
Net operating loss carryforwards	59	69	92
Deferred tax assets, gross	215	196	207
Deferred tax liabilities
Deferred income tax liabilities (primarily lease basis differences)	(468)	(494)	(539)
Valuation allowance for deferred income tax assets	(9)	(9)	(8)
Deferred income tax on translation adjustment	(173)	(193)	(169)
Deferred income taxes, net	$ (435)	$ (500)	$ (509)

Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net operating loss (NOL) carryforwards
Gross deferred income tax asset associated with NOL carryforwards	$ 59	$ 69	$ 92
U.S. state taxing jurisdictions
Net operating loss (NOL) carryforwards
NOL carryforwards	205
Gross deferred income tax asset associated with NOL carryforwards	16
NOL carryforwards, Valuation allowance	5
U.S. state taxing jurisdictions | Expiration Date 2013
Net operating loss (NOL) carryforwards
NOL carryforwards	0
U.S. state taxing jurisdictions | Expiration Date 2014
Net operating loss (NOL) carryforwards
NOL carryforwards	0
U.S. state taxing jurisdictions | Expiration Date 2015
Net operating loss (NOL) carryforwards
NOL carryforwards	0
U.S. state taxing jurisdictions | Expiration Date 2016
Net operating loss (NOL) carryforwards
NOL carryforwards	0
U.S. state taxing jurisdictions | Expiration Date 2017-2031
Net operating loss (NOL) carryforwards
NOL carryforwards	205
Non-U.S. taxing jurisdictions
Net operating loss (NOL) carryforwards
NOL carryforwards	188
NOL carryforwards, Valuation allowance	4
Non-U.S. taxing jurisdictions | Expiration Date 2013
Net operating loss (NOL) carryforwards
NOL carryforwards	0
Non-U.S. taxing jurisdictions | Expiration Date 2014
Net operating loss (NOL) carryforwards
NOL carryforwards	3
Non-U.S. taxing jurisdictions | Expiration Date 2015
Net operating loss (NOL) carryforwards
NOL carryforwards	4
Non-U.S. taxing jurisdictions | Expiration Date 2016
Net operating loss (NOL) carryforwards
NOL carryforwards	1
Non-U.S. taxing jurisdictions | Expiration Date 2017-2027
Net operating loss (NOL) carryforwards
NOL carryforwards	46
Non-U.S. taxing jurisdictions | Unlimited
Net operating loss (NOL) carryforwards
NOL carryforwards	$ 134

Income Taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of unrecognized income tax benefits
Unrecognized tax benefits, beginning of year	$ 0	$ 7	$ 7
Additions for income tax positions related to prior year	2	0	0
Reductions for income tax positions related to prior year	0	(7)	0
Unrecognized tax benefits, end of year	2	0	7
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	2	0	2
Recognized interest and penalties	(5)
Accrued interest and penalties		5	5
Maximum
Reconciliation of unrecognized income tax benefits
Recognized interest and penalties		(1)	1
Accrued interest and penalties	$ 1

Fair Value Disclosures (Details) (Fair Value, Measurements, Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Derivative financial instruments, net	$ 223	$ 232	$ 189
Total Assets	223	232	189
Liabilities
Guarantees	2	2	3
Total liabilities	2	2	3
Level 1
Assets
Derivative financial instruments, net	0	0	0
Total Assets	0	0	0
Liabilities
Guarantees	0	0	0
Total liabilities	0	0	0
Level 2
Assets
Derivative financial instruments, net	223	232	189
Total Assets	223	232	189
Liabilities
Guarantees	0	0	0
Total liabilities	0	0	0
Level 3
Assets
Derivative financial instruments, net	0	0	0
Total Assets	0	0	0
Liabilities
Guarantees	2	2	3
Total liabilities	$ 2	$ 2	$ 3

Fair Value Disclosures (Details 2) (Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securitized Retained Interests
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	$ 0	$ 0	$ 102
Adjustment to adopt consolidation of variable-interest entities			(102)
Issuance of guarantees	0	0	0
Expiration of guarantees	0	0	0
Balance at end of year	0	0	0
Guarantees
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	2	3	4
Adjustment to adopt consolidation of variable-interest entities			0
Issuance of guarantees	2	4	7
Expiration of guarantees	(2)	(5)	(8)
Balance at end of year	$ 2	$ 2	$ 3

Fair Value Disclosures (Details 3) (Level 2, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value of impaired loans	$ 117	$ 96	$ 58

Fair Value Disclosures (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Short-term borrowings	$ (4,651)	$ (3,895)	$ (3,852)
Carrying Amount
Financial Instruments, Financial Assets, Balance Sheet Groupings
Cash and cash equivalents	2,080	1,176	1,676
Foreign currency contracts, in a receivable position	10	7	6
Finance receivables, net (excluding finance leases)	20,189	17,431	15,444
Restricted cash and cash equivalents	19	64	91
Interest rate swaps, in a net receivable position	228	248	211
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Foreign currency contracts, in a payable position	(5)	(16)	(9)
Short-term borrowings	(4,651)	(3,895)	(3,852)
Long-term debt	(25,077)	(21,631)	(19,362)
Interest rate swaps, in a net payable position	(9)	(7)	(19)
Guarantees	(2)	(2)	(3)
Fair Value | Fair Value, Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings
Cash and cash equivalents	2,080	1,176	1,676
Restricted cash and cash equivalents	19	64	91
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Short-term borrowings	(4,651)	(3,895)	(3,852)
Fair Value | Fair Value, Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings
Foreign currency contracts, in a receivable position	10	7	6
Finance receivables, net (excluding finance leases)	20,079	17,172	15,311
Interest rate swaps, in a net receivable position	228	248	211
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Foreign currency contracts, in a payable position	(5)	(16)	(9)
Long-term debt	(26,063)	(22,674)	(20,364)
Interest rate swaps, in a net payable position	(9)	(7)	(19)
Fair Value | Fair Value, Level 3
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Guarantees	(2)	(2)	(3)
Carrying amount of assets excluded from measurement at fair value
Financial Instruments, Financial Assets, Balance Sheet Groupings
Finance leases	7,968	7,325	7,299
Cross currency contracts | Carrying Amount
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Foreign currency contracts, in a payable position	(1)	0	0
Cross currency contracts | Fair Value | Fair Value, Level 2
Financial Instruments, Financial Liabilities, Balance Sheet Groupings
Foreign currency contracts, in a payable position	$ (1)	$ 0	$ 0

Transactions with Related Parties (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction
Dividend paid to Caterpillar			$ 250,000,000	$ 600,000,000	$ 600,000,000
Maximum borrowing capacity from Caterpillar, Variable lending agreements			2,450,000,000
Maximum lending capacity to Caterpillar, Variable lending agreements			1,660,000,000
Amount available, Committed credit facility extended to Caterpillar			2,000,000,000
Notes payable to Caterpillar			208,000,000	0	600,000,000
Notes receivable from Caterpillar			360,000,000	327,000,000	278,000,000
Discounts earned on purchased receivables			241,000,000	212,000,000	139,000,000
Caterpillar
Related Party Transaction
Capital contributions from Caterpillar			0	0	0
Dividend paid to Caterpillar	300,000,000	300,000,000	250,000,000	600,000,000	600,000,000
Maximum borrowing capacity from Caterpillar, Variable lending agreements			2,450,000,000
Maximum lending capacity to Caterpillar, Variable lending agreements			1,660,000,000
Amount available, Committed credit facility extended to Caterpillar			2,000,000,000
Interest expense, Caterpillar			4,000,000	1,000,000	3,000,000
Interest income on Notes Receivable with Caterpillar			21,000,000	16,000,000	73,000,000
Fees on committed credit facility extended to Caterpillar			41,000,000	40,000,000	0
Purchases of receivables from Caterpillar			36,665,000,000	32,068,000,000	16,513,000,000
Discounts earned on purchased receivables			241,000,000	212,000,000	139,000,000
Balance of purchased receivables			3,114,000,000	3,154,000,000	1,815,000,000
Marketing program payments received			160,000,000	131,000,000	117,000,000
Charges for employee medical plans and postretirement benefit plans administered by Caterpillar			26,000,000	23,000,000	23,000,000
Contributions to defined benefit plans			7,000,000	7,000,000	8,000,000
Stock based compensation expense			10,000,000	8,000,000	7,000,000
Operational and administrative support charges reimbursed to Caterpillar			32,000,000	27,000,000	23,000,000
Administrative support services to certain Caterpillar subsidiaries reimbursed by Caterpillar			$ 10,000,000	$ 9,000,000	$ 8,000,000

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rental expense for operating leases	$ 16	$ 15	$ 16
Minimum payments for operating leases having initial or remaining non-cancelable terms
2013	14
2014	13
2015	12
2016	10
2017	10
Thereafter	36
Total	$ 95

Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Revenues	$ 679	$ 678	$ 668	$ 668	$ 662	$ 668	$ 675	$ 640	$ 633	$ 640	$ 648	$ 631	$ 2,693	$ 2,645	$ 2,552
Segment Profit	124	153	144	170	111	126	152	115	74	89	95	71	591	504	329
Interest Expense													801	827	917
Depreciation on equipment leased to others													688	690	690
Provision for credit losses													161	176	213
Segment Assets	34,742				30,112				28,752				34,742	30,112	28,752
Capital expenditures													1,660	1,190	959
North America
Segment Reporting Information
Revenues													938	959	982
Segment Profit													263	222	37
Interest Expense													270	303	369
Depreciation on equipment leased to others													274	276	302
Provision for credit losses													15	34	120
Segment Assets	11,305				10,867				10,897				11,305	10,867	10,897
Capital expenditures													565	530	512
Europe and CPF
Segment Reporting Information
Revenues													467	506	502
Segment Profit													84	37	64
Interest Expense													134	166	201
Depreciation on equipment leased to others													76	89	92
Provision for credit losses													65	105	50
Segment Assets	7,785				6,922				7,219				7,785	6,922	7,219
Capital expenditures													243	118	120
Asia/Pacific
Segment Reporting Information
Revenues													399	333	441
Segment Profit													132	112	96
Interest Expense													155	129	136
Depreciation on equipment leased to others													23	16	133
Provision for credit losses													24	28	25
Segment Assets	6,151				4,605				4,360				6,151	4,605	4,360
Capital expenditures													133	42	21
Latin America
Segment Reporting Information
Revenues													389	350	297
Segment Profit													111	111	102
Interest Expense													141	127	119
Depreciation on equipment leased to others													64	47	29
Provision for credit losses													26	17	9
Segment Assets	4,973				3,995				3,432				4,973	3,995	3,432
Capital expenditures													172	175	109
Mining
Segment Reporting Information
Revenues													451	446	252
Segment Profit													60	72	45
Interest Expense													90	90	64
Depreciation on equipment leased to others													250	260	131
Provision for credit losses													27	3	(3)
Segment Assets	3,212				2,635				1,518				3,212	2,635	1,518
Capital expenditures													545	321	156
Total Segments
Segment Reporting Information
Revenues													2,644	2,594	2,474
Segment Profit													650	554	344
Interest Expense													790	815	889
Depreciation on equipment leased to others													687	688	687
Provision for credit losses													157	187	201
Segment Assets	33,426				29,024				27,426				33,426	29,024	27,426
Capital expenditures													1,658	1,186	918
Unallocated
Segment Reporting Information
Revenues													73	73	103
Segment Profit													(93)	(92)	(47)
Interest Expense													61	69	76
Depreciation on equipment leased to others													1	2	3
Provision for credit losses													1	2	0
Segment Assets	1,529				1,253				1,415				1,529	1,253	1,415
Capital expenditures													0	3	40
Timing
Segment Reporting Information
Revenues													(24)	(22)	(25)
Segment Profit													(6)	6	(17)
Interest Expense													0	0	0
Depreciation on equipment leased to others													0	0	0
Provision for credit losses													3	(13)	12
Segment Assets	17				67				113				17	67	113
Capital expenditures													2	1	1
Methodology
Segment Reporting Information
Revenues													0	0	0
Segment Profit													40	36	49
Interest Expense													(50)	(57)	(48)
Depreciation on equipment leased to others													0	0	0
Provision for credit losses													0	0	0
Segment Assets	(61)				15				(21)				(61)	15	(21)
Capital expenditures													0	0	0
Inter-segment Eliminations
Segment Reporting Information
Revenues													0	0	0
Segment Profit													0	0	0
Interest Expense													0	0	0
Depreciation on equipment leased to others													0	0	0
Provision for credit losses													0	0	0
Segment Assets	(169)				(247)				(181)				(169)	(247)	(181)
Capital expenditures													$ 0	$ 0	$ 0

Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets
Revenues	$ 679	$ 678	$ 668	$ 668	$ 662	$ 668	$ 675	$ 640	$ 633	$ 640	$ 648	$ 631	$ 2,693	$ 2,645	$ 2,552
Equipment on operating leases and non-leased equipment, net	3,063				2,663				2,772				3,063	2,663	2,772
Inside U.S.
Revenues from External Customers and Long-Lived Assets
Revenues													1,142	1,112	1,138
Equipment on operating leases and non-leased equipment, net	1,218				986				1,044				1,218	986	1,044
Inside Canada
Revenues from External Customers and Long-Lived Assets
Revenues													347	374	362
Equipment on operating leases and non-leased equipment, net	761				771				818				761	771	818
Inside Australia
Revenues from External Customers and Long-Lived Assets
Revenues													301	259	222
Equipment on operating leases and non-leased equipment, net	342				314				343				342	314	343
All other
Revenues from External Customers and Long-Lived Assets
Revenues													903	900	830
Equipment on operating leases and non-leased equipment, net	$ 742				$ 592				$ 567				$ 742	$ 592	$ 567

Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 679	$ 678	$ 668	$ 668	$ 662	$ 668	$ 675	$ 640	$ 633	$ 640	$ 648	$ 631	$ 2,693		$ 2,645		$ 2,552
Profit before income taxes	124	153	144	170	111	126	152	115	74	89	95	71	591		504		329
Profit	$ 99	$ 109	$ 104	$ 120	$ 95	$ 93	$ 107	$ 83	$ 70	$ 73	$ 82	$ 53	$ 432	[1]	$ 378	[1]	$ 278	[1]

[1]	Profit attributable to Caterpillar Financial Services Corporation.